THIS SUPPLEMENT SUPERCEDES ALL PRIOR SUPPLEMENTS

                                             The Munder Funds
                                      Supplement Dated June 27, 1997
                                   to Prospectus dated October 28, 1996

                                       Class A, B and C Shares of:

Munder Accelerating Growth Fund, Munder Balanced Fund, Munder Equity Selection Fund, Munder Growth &Income Fund, Munder Index 500 Fund, Munder International Equity Fund, Munder Micro-Cap Equity Fund,Munder Mid-Cap Growth Fund, Munder Multi-Season Growth Fund, Munder Real Estate Equity Investment Fund, Munder Small-Cap Value Fund, Munder Small Company Growth Fund and Munder Value
Fund (the "Funds")

                                           FINANCIAL HIGHLIGHTS

         The following tables of "Financial Highlights" relating to Class A, B and C Shares of the Munder Micro-Cap Equity Fund and the Munder Small-Cap Value Fund (each a, "Fund") supplements information contained in the Prospectus dated October 28, 1996 and is derived from each such Fund's unaudited Financial Statements dated April 30, 1997.

                              Micro-Cap Equity Fund

                                                                Class A Shares          Class B Shares         Class C Shares
                                                                 Period Ended            Period Ended           Period Ended
                                                                 4/30/97(a,e)            4/30/97(a,e)           4/30/97(a,e)
                                                                 (Unaudited)             (Unaudited)             (Unaudited)
Net asset value, beginning of period.................         $      10.00            $      11.00            $      10.13
                                                               ---------------         ---------------         -----------
Income from investment operations:
Net investment loss..................................                (0.02)                  (0.02)                  (0.02)
Net realized and unrealized loss
     on investments..................................                (0.21)                  (1.22)                  (0.34)
                                                            ------------------      ------------------      ---------------
Total from investment operations.....................                (0.23)                  (1.24)                  (0.36)
                                                            ------------------      ------------------      ---------------
Less distributions:
Dividends from net investment income.................                ---                     ---                     ---
                                                            ------------------      ------------------      ------------
Total distributions..................................                ---                     ---                     ---
                                                            ------------------      ------------------      ------------
Net asset value, end of period.......................         $      9.77             $      9.76             $      9.77
                                                               ===============         ===============         ==========
Total return (b).....................................                (2.30)%                 (11.27)%                (3.55)%
                                                               ===============         ==============          =============

Ratios to average net assets/supplemental data:
Net assets, end of period (in 000's).................                       $77                  $129                        $9
Ratio of operating expenses to average net assets....                   1.50% (c)               2.25% (c)               2.25% (c)
Ratio of net investment loss to
      average net assets.............................        (0.84)% (c)                     (1.59)% (c)             (1.59)% (c)
Portfolio turnover rate..............................             59%                    59%                      59%
Ratio of operating expenses to average net
     assets without expenses reimbursed by
     investment advisor..............................        13.14% (c)              13.89% (c)              13.89% (c)
Average commission rate (d)..........................                  $0.0562                $0.0562                 $0.0562

-------------------------------------

(a)    Munder Micro-Cap  Equity Fund Class A Shares,  Class B Shares and Class C
       Shares commenced  operations on December 26, 1996,  February 24, 1997 and
       March 31, 1997, respectively.
(b)    Total return  represents  aggregate total return for the period indicated
       and does not reflect any applicable sales charges.
(c)    Annualized.
(d)    Average commission rate paid per share of securities purchased and sold by the Fund.
(e)    Per share numbers have been calculated  using the average shares method,  which more  appropriately presents per share data for the period since the use of the undistributed method did not accord with results of operations.


                              Small-Cap Value Fund
                              --------------------

                                                                Class A Shares         Class B Shares          Class C Shares
                                                                 Period Ended           Period Ended            Period Ended
                                                                  4/30/97(a)             4/30/97(a)              4/30/97(a)
                                                                 (Unaudited)             (Unaudited)            (Unaudited)
Net asset value, beginning of period.................         $      10.22            $      10.76           $      10.22
                                                               ---------------         ---------------        -----------
Income from investment operations:
Net investment income................................         0.00 (e)                0.00 (e)               0.00 (e)
Net realized and unrealized gain/(loss)
     on investments..................................         0.31                   (0.24)                  0.30
                                                            ---------               ---------              ------
Total from investment operations.....................         0.31                   (0.24)                         0.30
                                                            ---------               ---------              -------------
Less distributions:
Dividends from net investment income.................       ---                     ---                    ---
                                                            ---------               ---------              ---
Total distributions..................................       ---                     ---                    ---
                                                            ---------               ---------              ---
Net asset value, end of period.......................       $10.53                  $10.52                 $10.52
                                                             ========                ========               =====
Total return (b).....................................         3.03%                  (2.23)%                 2.94%
                                                            =========               =========              =======

Ratios to average net assets/supplemental data:
Net assets, end of period (in 000's).................           $665                    $124                    $25
Ratio of operating expenses to average net assets....         1.25% (c)                2.00% (c)              2.00% (c)
Ratio of net investment income/(loss) to
      average net assets.............................         0.60% (c)              (0.15)% (c)            (0.15)% (c)
Portfolio turnover rate..............................            21%                      21%                    21%
Ratio of operating expenses to average net
     assets without expenses reimbursed by
     investment advisor..............................         2.35% (c)                3.10% (c)              3.10% (c)
Average commission rate (d)..........................               $0.0364                   $0.0364       $0.0364

-------------------------------------

(a)    Munder  Small-Cap  Value Fund Class A Shares,  Class B Shares and Class C
       Shares  commenced  operations on January 10, 1997,  February 11, 1997 and
       January 13, 1997, respectively.
(b)    Total return  represents  aggregate total return for the period indicated
       and does not reflect any applicable sales charges.
(c)    Annualized.
(d)    Average commission rate paid per share of securities purchased and sold by the Fund.
(e)    Amount represents less than $0.01 per share.

                                    MINIMUM INITIAL INVESTMENT REDUCED

Effective as of May 16, 1997, the minimum initial investment for the Funds had been reduced to $500 for Class A, B and C Shares of each of the Funds.

                                   SALES CHARGE WAIVERS--CLASS A SHARES
                              QUALIFIED EMPLOYER SPONSORED RETIREMENT PLANS

The "How to Purchase Shares--Sales Charge Waivers--Class A Shares" section of the Prospectus is hereby deleted in its entirety and supplemented as follows and the first three paragraphs under "How to Purchase Shares--Qualified Employer Sponsored Retirement Plans" in the Prospectus are hereby deleted in their entirety and supplemented as follows:

Sales Charge Waivers--Class A Shares

Upon notice to the Funds' transfer agent at the time of purchase, the initial sales charge will be waived on sales of Class A Shares to the following types of purchasers: (1) individuals with an investment account or relationship with Munder Capital Management (the "Advisor"); (2) full-time employees and retired employees of the Advisor, employees of the Funds' administrator, distributor and custodian, and immediate family members of such persons; (3) registered broker-dealers that have entered into selling agreements with the Funds' distributor (the "Distributor"), for their own accounts or for retirement plans for their employees or sold to registered representatives for full-time employees (and their families) that certify to the Distributor at the time of purchase that such purchase is for their own account (or for the benefit of their families); (4) certain qualified employee benefit plans as defined below;
(5) financial institutions, financial planner or employee benefit plan consultants acting for the account of their clients; and (6) employer sponsored retirement plans which are administered by Universal Pensions, Inc. ("UPI Plans").

Qualified Employer Sponsored Retirement Plans

  Class A Shares (other than the Index 500 Fund)

Upon notice to the Funds' transfer agent at the time of purchase, the initial sales charge will be waived on purchases by employer sponsored retirement plans that are qualified under Section 401(a) of the Code including: 401(k) plans, defined benefit pension plans, profit-sharing pension plans, money-purchase pension plans, and Section 457 deferred compensation plans and Section 403(b) plans (each, a "Qualified Employee Benefit Plan") that (1) invest $1,000,000 or more in Class A Shares of investment portfolios offered by The Munder Funds Trust (the "Company") (other than the Index 500 Fund), The Munder Funds, Inc. ("Munder") or The Munder Framlington Funds Trust ("Munder Framlington") or (2) have at least 75 eligible plan participants. In addition, the contingent deferred sales charge ("CDSC") of 1% imposed on certain redemptions within one year of purchase will be waived for Qualified Employee Benefit Plan purchases that meet the above criteria. A 1% commission will be paid by the Distributor to dealers and other entities (as permitted by applicable Federal and state law) who initiate and are responsible for Qualified Employee Benefit Plan purchases that meet the above criteria. For purposes of the foregoing sales charge waiver, Simplified Employee Pension Plans ("SEPs"), Individual Retirement Accounts ("IRAs") and UPI Plans are not considered to be Qualified
Employee Benefit Plans.

Upon notice to the Funds' transfer agent at the time of purchase, the initial sales charge on Class A Shares will be waived on purchases by UPI Plans. In addition, the CDSC of 1% imposed on certain redemptions within one year of purchase will be waived for UPI Plans. A 1% commission will be paid by the Distributor to dealers and other entities (as permitted by applicable Federal and state law) who initiate and are responsible for UPI Plan purchases.

  Class A Shares of the Index 500 Fund

The initial sales charge will be waived for all investments by Qualified Employee Benefit Plans and UPI Plans in Class A Shares of the Index 500 Fund. In addition, the CDSC of up to .20% imposed on certain redemptions within one year of purchase will be waived for Qualified Employee Benefit Plan and UPI Plan purchases of Class A Shares of the Index 500 Fund. The Distributor will pay the following commissions to dealers and other entities (as permitted by applicable Federal and state law) who initiate and are responsible for Qualified Employee Benefit Plan and UPI Plan purchases of Class A Shares of the Index 500 Fund:

                                                   Discount to Dealer or Entity
        Amount of Purchase                    as a Percentage of Offering Price

Less than $500,000...................................................   0.25%
$500,000 but less than $1,000,000....................................   0.20%
$1,000,000 but less than $3,000,000..................................   0.15%
$3,000,000 or more...................................................   0.10%

Sales charges will be waived for individuals who purchase Class A Shares with the proceeds of distributions from qualified retirement plans for which the
Advisor serves as investment advisor. Sales charges also will be waived for individuals who purchase Class A Shares with the proceeds of redemptions of Class Y Shares of the Funds of the Company, Munder or Munder Framlington if the proceeds are invested within 60 days of redemption. See "Other Information--Description of Shares."


   CHANGE IN PORTFOLIO MANAGER FOR THE MUNDER SMALL-CAP VALUE FUND AND MUNDER
                           SMALL COMPANY GROWTH FUND

     Edward Eberle, Value Portfolio Manager of the Advisor, has been co-manager of the Value Fund since October, 1996. Mr. Eberle has been appointed co-manager of the Small-Cap Value Fund. Prior to being appointed co-manager, Mr. Eberle acted as the primary analyst for the Funds, assisting the manager with portfolio decisions. He is also a member of the Advisor's asset allocation team. Prior to joining the Advisor in 1995, Mr. Eberle served as Executive Vice President and Portfolio Manager for Westpointe Financial Corporation and as a member of the Board of Directors for Westpointe Capital Management and Dart Investors Bermuda Limited. Mr. Eberle received a B.A. in Finance from Michigan State University.

     Michael P. Gura, CFA, Senior Portfolio Manager of the Advisor, has been appointed co-manager of the Small Company Growth Fund. Prior to joining the Advisor in 1995, Mr. Gura was a Vice President, Senior Equity Analyst for Woodbridge Capital Management, Inc. From 1989-1994, Mr. Gura was an investment officer at Manufacturers National Bank Trust Investment Department where he was responsible for equity research covering the retailing, apparel, specialty chemical and environmental industries. From 1986-1989, Mr. Gura served as a Financial/Tax Planning analyst for Manufacturers National Bank. Mr. Gura received an M.S. in Finance with Distinction and a B.B.A. from Walsh College. He is a member of the Financial Analyst Society of Detroit and is a Certified Financial Planner.

            CHANGE IN PORTFOLIO MANAGER FOR THE MUNDER INDEX 500 FUND

     Kenneth A. Schluchter III, has been appointed co-manager of the Index 500 Fund. Prior to joining the Advisor, Mr. Schluchter was a Systems Developer and Data Analyst for Compuware Incorporated (1993-1995) and a Business Analyst for Central Transport Incorporated (1989-1993). Mr. Schluchter received a B.S. and an M.B.A. from the University of Michigan.

   CHANGE IN METHOD OF PORTFOLIO MANAGEMENT FOR THE MUNDER ACCELERATING GROWTH
                      FUND AND MUNDER MID-CAP GROWTH FUND

         The Munder Accelerating Growth Fund and Munder Mid-Cap Growth Fund are managed by a committee of professional portfolio managers of the Advisor.

                THIS SUPPLEMENT SUPERCEDES ALL PRIOR SUPPLEMENTS

                                The Munder Funds
                         Supplement Dated June 27, 1997
                      to Prospectus Dated October 28, 1996
                               Class K Shares of:

Munder Accelerating  Growth Fund,  Munder Balanced Fund, Munder Equity Selection
     Fund, Munder Growth & Income Fund, Munder Index 500 Fund, Munder International Equity Fund, Munder Micro-Cap Equity Fund, Munder Mid-Cap Growth Fund, Munder Multi-Season Growth Fund, Munder Real Estate Equity Investment Fund, Munder Small-Cap Value Fund, Munder Small Company Growth Fund, Munder Value Fund, Munder Bond Fund, Munder Intermediate Bond Fund, Munder International Bond Fund, Munder U.S. Government Income Fund, Munder Michigan Triple Tax-Free Bond Fund, Munder Tax-Free Bond Fund, Munder
     Tax-Free Intermediate Bond Fund, Munder Cash Investment Fund, Munder Tax-Free Money Market Fund and Munder U.S. Treasury Money Market Fund

                                               FINANCIAL HIGHLIGHTS

         The following table of "Financial Highlights" relating to Class K Shares of the Munder Micro-Cap Equity Fund and Munder Small-Cap Value Fund supplements information contained in the Prospectus dated October 28, 1996 and is derived from each such Fund's unaudited Financial Statements dated April 30, 1997.

                                 Class K Shares
                                  Period Ended
                                   4/30/97(a)
                                   (Unaudited)

                                                                  Munder Micro-Cap           Munder Small-Cap
                                                                   Equity Fund(f)               Value Fund

Net asset value, beginning of period..........................     $10.11                      $10.08
                                                                    --------                    -----
Income from investment operations:
Net investment income/(loss)..................................      (0.02)                       0.00 (e)
Net realized and unrealized gain/(loss) on investments........      (0.32)                       0.45
                                                                   ---------                   ------
Total from investment operations..............................      (0.34)                       0.45
                                                                   ---------                   ------
Less distributions:
Dividends from net investment income..........................     ---                         ---
                                                                   ---------                   ---
Total distributions...........................................     ---                         ---
                                                                   ---------                   ---
Net asset value, end of period................................     $ 9.77                      $10.53
                                                                    ========                    =====
Total return (b)..............................................      (3.36)%                      4.46%
                                                                   ========                    =======

Ratios to average net assets/supplemental data:
Net assets, end of period (in 000's)..........................         $113                    $33,996
Ratio of operating expenses to average net assets.............        1.50% (c)                    1.25% (c)
Ratio of net investment income/(loss) to average net assets...      (0.84)% (c)                    0.60% (c)
Portfolio turnover rate.......................................          59%                                    21%
Ratio of operating expenses to average net assets without
   expenses reimbursed by investment advisor..................      13.14% (c)                     2.35% (c)
Average commission rate (d)...................................     .........$0.0562            ......... $0.0364
-------------------------------------

(a) Munder Micro-Cap Equity Fund and Munder Small-Cap Value Fund Class K Shares commenced operations on December 31, 1996.
(b)    Total return represents aggregate total return for the period indicated.
(c)    Annualized.
(d) Average commission rate paid per share of securities purchased and sold by the Fund.
(e)    Amount represents less than $0.01 per share.
(f) Per share numbers have been calculated using the average shares method, which more appropriately presents per share data for the period since the use of the undistributed net investment income method did not accord with results of operations.



                                                    MANAGEMENT

Performance Information

         Set forth below is certain performance information regarding the Munder Accelerating Growth Fund, Munder Small Company Growth Fund, Munder International Equity Fund, Munder Index 500 Fund, Munder Bond Fund, Munder U.S. Government Income Fund, Munder Intermediate Bond Fund and Munder Tax-Free Bond Fund (the "Funds") provided by Munder Capital Management (the "Advisor") or Comerica Bank ("Comerica") each of which was created through the conversion of a predecessor common or collective trust fund managed by the Advisor or Comerica and which had investment objectives and policies similar to those of the corresponding Funds. See in the prospectus "Investment Objectives and Polices" and "Portfolio Instruments and Practices and Associated Risk Factors". Immediately prior to and following the conversion, the same individual at the Advisor or Comerica managed a Fund as both a common or collective trust fund and as a mutual fund.

         The table for each Fund includes the rates of average annual total return achieved on the Fund's assets when managed as a mutual fund and the rates of average annual return achieved on its assets when managed as a common or collective trust fund prior to the conversion of that common or collective fund into the current mutual fund. The performance information assumes the reinvestment of net income and capital gain distributions. The common or collective fund returns are calculated by assuming that the same fees and expenses currently applicable to a Fund had also applied to the corresponding common or collective trust fund prior to its conversion to a mutual fund.

         Past performance of the Funds is not an indication of future results. The quoted performance data below includes the performance of each respective common or collective trust fund for periods before the corresponding mutual fund's registration statement became effective. The common and collective trust funds were not registered under the Investment Company Act of 1940 (the "1940 Act") and therefore were not subject to certain investment restrictions that are imposed by the 1940 Act. If the common and collective trust funds had been registered under the 1940 Act, the common and collective trust funds' performance may have been adversely affected.

                                                           Munder Accelerating
                        Period Ended                          Growth Fund                      S&P 500
                   December 31, 1996                            (Class K)*                       Index**
                   -----------------                            ---------                        -----
         1 Year......................................            12.85%                          22.96%
         3 Years.....................................             9.14%                          19.67%
         5 Years.....................................            10.85%                          15.22%
         Inception on January 1, 1990................            12.10%                          14.40%

 *  Converted from collective  trust fund to mutual fund on November 23, 1992
** Standard & Poor's 500 Composite Stock Price Index ("S&P 500 Index") performance shows total return in U.S. dollars but does not reflect the deduction of fees, expenses and taxes. Source: Lipper Analytical Services, Inc.










                              Munder Small Company

                        Period Ended                         Growth Fund                     Russell 2000
                    December 31, 1996                          (Class K)*                        Index**
                    -----------------                          ---------                         -----
         1 Year......................................           36.89%                           16.49%
         3 Years.....................................           19.96%                           13.68%
         5 Years.....................................           18.07%                           15.64%
         10 Years....................................           16.70%                           12.41%
         Inception on December 31, 1982..............           15.03%                           12.71%


*      Converted from collective trust fund to mutual fund on November 23, 1992
** Russell 2000 Index performance shows total return in U.S. dollars but does not reflect the deduction of fees, expenses and taxes. Source:
       Lipper Analytical Services, Inc.


                                                          Munder International
                        Period Ended                          Equity Fund                 FT/S&P Actuaries
                    December 31, 1996                          (Class K)*                 World Index ex U.S.**
                    -----------------                          ---------                  -------------------
         1 Year......................................            10.03%                          6.48%
         3 Years.....................................             4.60%                          8.42%
         5 Years.....................................             8.91%                          7.93%
         Inception on September 30, 1990.............            10.14%                         10.31%


*  .Converted from collective trust fund to mutual fund on November 23, 1992
**       FT/S&P Actuaries World Index ex. U.S. performance shows total return in U.S. dollars but does not reflect the deduction of fees, expenses and taxes.  Source: Ibbotson Associates, Inc.

                                                              Munder Index
                        Period Ended                            500 Fund                        S&P 500
                    December 31, 1996                           (Class K)*                        Index**
                    -----------------                           ---------                         -----
         1 Year......................................            22.15%                          22.96%
         3 Years.....................................            19.04%                          19.67%
         5 Years.....................................            14.64%                          15.22%
         Inception on January 27, 1988...............            15.26%                          16.08%

 .........
*........Converted from collective trust fund to mutual fund on December 7, 1992
**       S&P 500  Index performance shows total return in U.S. dollars but does not reflect the deduction of fees, expenses and taxes.  Source: Lipper Analytical Services, Inc.




                                                                 Munder                     Lehman Brothers
                        Period Ended                            Bond Fund                   Gov't/Corp. Bond
                    December 31, 1996                           (Class K)*                        Index**
                    -----------------                           ---------                         -----
         1 Year.....................................              2.47%                           2.90%
         3 Years....................................              4.85%                           5.79%
         5 Years....................................              5.28%                           7.18%
         10 Years...................................              7.05%                           8.38%

 .........
*........Converted from collective trust fund to mutual fund on November 23, 1992
**       Lehman Brothers Government/Corporate Bond Index performance shows total return in U.S. dollars but does not reflect the deduction of fees, expenses and taxes.  Source: Lipper Analytical Services, Inc.

                                                              Munder U.S.                   Lehman Brothers
                        Period Ended                    Government Income Fund              Gov't/Corp. Bond
                    December 31, 1996                          (Class K)*                         Index**
                    -----------------                          ---------                          -----
         1 Year......................................             2.88%                           2.90%
         3 Years....................................              4.18%                           5.79%
         5 Years....................................              6.06%                           7.18%
         10 Years...................................              7.22%                           8.38%

 .........
*........Converted from common trust fund to mutual fund on July 5, 1994
**       Lehman Brothers Government/Corporate Bond Index performance shows total return in U.S. dollars but does not reflect the deduction of fees, expenses and taxes.  Source: Lipper Analytical Services, Inc.

                                                           Munder Intermediate              Lehman Brothers
                        Period Ended                            Bond Fund               Intermediate Gov't/Corp.
                    December 31, 1996                           (Class K)*                     Bond Index**
                    -----------------                           ---------                      ----------
         1 Year......................................             2.88%                           4.05%
         3 Years.....................................             4.24%                           5.58%
         5 Years.....................................             5.46%                           6.53%
         10 Years....................................             6.80%                           7.91%
         Inception on March 31, 1982.................             8.97%                          10.47%

 .........
*........Converted from collective trust fund to mutual fund on November 20, 1992
**       Lehman Brothers Intermediate Government/Corporate Bond Index performance shows total return in U.S.
         dollars but does not reflect the deduction of fees, expenses and taxes.  Source: Lipper Analytical
         Services, Inc.




                                                            Munder Tax-Free
                        Period Ended                            Bond Fund                   Lehman 15-Year
                    December 31, 1996                           (Class K)*                  Muni Bond Index**
                    -----------------                           ---------                   ---------------
         1 Year......................................             2.13%                           4.65%
         3 Years.....................................             4.01%                           5.44%
         5 Years.....................................             6.42%                           8.05%
         10 Years....................................             6.31%                             N/A


*        Converted from common trust fund to mutual fund on July 5, 1994
**       Lehman 15-Year Municipal Bond Index performance shows total return in U.S. dollars but does not reflect the deduction of fees, expenses and taxes.  Source: Lipper Analytical Services, Inc.

Indices

         The S&P 500 Index is an unmanaged index of common stock prices, including reinvestment of dividends.

         The Russell 2000 Index is a capitalization weighted total return index which is comprised of 2,000 of the smallest capitalized U.S. domiciled companies whose stock is traded in the United States on the New York Stock Exchange, American Stock Exchange and the NASDAQ.

         The FT/S&P Actuaries World Index ex U.S. is an unmanaged index used to portray global equity markets excluding the U.S. The Index is weighted based on the market capitalization of those stocks selected to represent each country and includes gross reinvestment of dividends.

         The Lehman Brothers Government/Corporate Bond Index is a weighted composite of (i) Lehman Brothers Government Bond Index, which is comprised of all publicly issued, non-convertible debt of the U.S. Government or any agency thereof, quasi-federal corporations, and corporate debt guaranteed by the U.S. Government and (ii) Lehman Brothers Corporate Bond Index, which is comprised of all public fixed-rate, non-convertible investment-grade domestic corporate debt, excluding collateralized mortgage obligations.

         The Lehman Brothers Intermediate Government/Corporate Bond Index is a weighted composite of (i) Lehman Brothers Intermediate Government Bond Index, which is comprised of all publicly issued, non-convertible debt of the U.S. Government or any agency thereof, quasi-Federal corporations and corporate debt guaranteed by the U.S. Government with a maturity of between one and ten years and (ii) Lehman Brothers Corporate Bond Index.

         The Lehman 15-Year Municipal Bond Index is a performance benchmark for the long-term investment-grade tax-exempt bond market.

         CHANGE IN PORTFOLIO MANAGER FOR THE MUNDER SMALL-CAP VALUE FUND
                      AND MUNDER SMALL COMPANY GROWTH FUND

         Edward Eberle, Portfolio Manager of the Advisor, has been co-manager of the Value Fund since October, 1996. Mr. Eberle has been appointed co-manager of the Small-Cap Value Fund. Prior to being appointed co-manager, Mr. Eberle acted as the primary analyst for the Funds, assisting the manger with portfolio decisions. He is also a member of the Advisor's asset allocation team. Prior to joining the Advisor in 1995, Mr. Eberle served as Executive Vice President and Portfolio Manager for Westpointe Financial Corporation and as a member of the Board of Directors for Westpointe Capital Management and Dart Investors Bermuda Limited. Mr.
Eberle received a B.A. in Finance from Michigan State University.

     Michael P. Gura, CFA, Senior Portfolio Manager of the Advisor, has been appointed co-manager of the Small Company Growth Fund. Prior to joining the Advisor in 1995, Mr. Gura was a Vice President, Senior Equity Analyst for Woodbridge Capital Management, Inc. From 1989-1994, Mr. Gura was an investment officer at Manufacturers National Bank Trust Investment Department where he was responsible for equity research covering the retailing, apparel, specialty chemical and environmental industries. From 1986-1989, Mr. Gura served as a Financial/Tax Planning analyst for Manufacturers National Bank. Mr. Gura received an M.S. in Finance with Distinction and a B.B.A. from Walsh College, is a member of the Financial Analyst Society of Detroit and a Certified Financial Planner.

         PORTFOLIO INSTRUMENTS AND PRACTICES AND ASSOCIATED RISK FACTORS

     .........The Munder Bond Fund, Munder  International Bond Fund, Munder U.S.
Government Income Fund, Munder Michigan Triple Tax-Free Bond Fund, Munder Tax-Free Bond Fund, and Munder Tax-Free Intermediate Bond Fund (each a "Fixed-Income Fund") may invest in preferred stock. Preferred stock ranks senior to common stock in the capital structure of an issuer and in the payment of dividends. Consequently, preferred stock may entail less risk than common stock. Some preferred stock in which the Fixed-Income Funds invest is convertible into common stock. Convertible preferred stock may be converted either at a stated price or rate within a specified period of time into a specified number of shares of common stock. By investing in convertible preferred stock, a Fixed-Income Fund seeks the opportunity, through the conversion feature, to participate in the capital appreciation of the common stock into which the securities are convertible, while earning higher current income than is available from the common stock. Convertible preferred stocks entitle the holder to receive the dividend paid on preferred stock until the convertible preferred stocks mature or are redeemed, converted or exchanged. Prior to conversion, convertible preferred stocks have characteristics similar to ordinary debt securities in that they normally provide a stable stream of income with generally higher yields than those of common stock of the same or similar issuers. In evaluating a convertible preferred stock, to the extent consistent with a Fixed-Income Fund's investment objective, the Advisor places emphasis on the attractiveness of the underlying common stock and the potential for capital appreciation through conversion.

  CHANGE IN DIVIDEND DETERMINATION TIME WITH RESPECT TO MUNDER CASH INVESTMENT
   FUND AND MUNDER U.S. TREASURY MONEY MARKET FUND (THE "MONEY MARKET FUNDS")

     .........Shares  of the Funds are sold at net  asset  value per share  next determined after a purchase order is received and becomes effective. Purchase orders by an institution for shares in the Money Market Funds become effective when the purchase order is received, together with payment, by First Data Investor Services Group, Inc. (the "Transfer Agent") by 4:00 p.m. (Eastern time) on any day on which the New York Stock Exchange is open for business. A purchase order received by the Transfer Agent after such time will not be accepted; notice thereof will be given to the institution placing the order, and any funds received will be returned promptly to the sending institution.

Effective January 2, 1997, shareholders of the Money Market Funds whose purchase orders are received and become effective by 2:45 p.m. (Eastern Time) receive dividends for that day. Shareholders whose redemption orders have been received by 2:45 p.m. (Eastern Time) will not receive dividends for that day, while shareholders whose redemption orders are received after 2:45 p.m. (Eastern Time) will receive that day's dividends.



 CHANGE IN PORTFOLIO MANAGER FOR THE MUNDER MICHIGAN TRIPLE TAX-FREE BOND FUND,
      MUNDER TAX-FREE BOND FUND, AND MUNDER TAX-FREE INTERMEDIATE BOND FUND

     .........Talmadge  D. Gunn,  Vice  President  and  Director  of  Tax-Exempt
Trading of the Advisor since 1993, currently manages the Michigan Triple Tax-Free Bond Fund, Tax-Free Bond Fund and Tax-Free Intermediate Bond Fund. Mr. Gunn is responsible for managing fixed income portfolios and overseeing the trading of tax-exempt fixed income securities for the Advisor. Prior to joining MCM, he was employed by Comerica Bank as Assistant Vice President and Securities Trader (1985-1993) and Senior Investment Analyst for the Fixed Income Division (1984-1985).

            CHANGE IN PORTFOLIO MANAGER FOR THE MUNDER INDEX 500 FUND

     .........Kenneth  A. Schluchter  III, has been appointed  co-manager of the
Index 500 Fund. Prior to joining the Advisor, Mr. Schluchter was a Systems Developer and Data Analyst for Compuware Incorporated (1993-1995) and a Business Analyst for Central Transport Incorporated (1989-1993). Mr. Schluchter received a B.S. and an M.B.A. from the University of Michigan.

   CHANGE IN METHOD OF PORTFOLIO MANAGEMENT FOR THE MUNDER ACCELERATING GROWTH
                      FUND AND MUNDER MID-CAP GROWTH FUND

     .........The Munder Accelerating Growth Fund and Munder Mid-Cap Growth Fund
are managed by a committee of professional portfolio managers of the Advisor.

                THIS SUPPLEMENT SUPERCEDES ALL PRIOR SUPPLEMENTS

                                                 The Munder Funds
                                          Supplement Dated June 27, 1997
                                       to Prospectus Dated October 28, 1996
                                                Class Y Shares of:

Munder Accelerating  Growth Fund,  Munder Balanced Fund, Munder Equity Selection
     Fund, Munder Growth & Income Fund, Munder Index 500 Fund, Munder International Equity Fund, Munder Micro-Cap Equity Fund, Munder Mid-Cap Growth Fund, Munder Multi-Season Growth Fund, Munder Real Estate Equity Investment Fund, Munder Small-Cap Value Fund, Munder Small Company Growth Fund, Munder Value Fund, Munder Bond Fund, Munder Intermediate Bond Fund, Munder International Bond Fund, Munder U.S. Government Income Fund, Munder Michigan Triple Tax-Free Bond Fund, Munder Tax-Free Bond Fund, Munder Tax-Free Intermediate Bond Fund, Munder Cash Investment Fund, Munder Money Market Fund, Munder Tax-Free Money Market Fund and Munder U.S. Treasury Money Market Fund
                                               FINANCIAL HIGHLIGHTS

         The following table of "Financial Highlights" relating to Class Y Shares of Munder Micro-Cap Equity Fund and Munder Small-Cap Value Fund supplements information contained in the Prospectus dated October 28, 1996 and is derived from each such Fund's unaudited Financial Statements dated April 30, 1997.

                                                                Class Y Shares
                                                                 Period Ended
                                                                 4/30/97(a)
                                                                 (Unaudited)

                                                                    Munder Micro-Cap           Munder Small-Cap
                                                                     Equity Fund(f)               Value Fund
Net asset value, beginning of period..........................     $10.00                      $10.00
                                                                    --------                    -----
Income from investment operations:
Net investment income/(loss)..................................      (0.01)                       0.01
Net realized and unrealized gain/(loss) on investments........      (0.22)                       0.52
                                                                   ---------                   ------
Total from investment operations..............................      (0.23)                       0.53
                                                                   ---------                   ------
Less distributions:
Dividends from net investment income..........................     ---                         ---
                                                                   ---------                   ---
Total distributions...........................................     ---                         ---
                                                                   ---------                   ---
Net asset value, end of period................................     $ 9.77                      $10.53
                                                                    ========                    =====
Total return (b)..............................................      (2.30)%                      5.30%
                                                                   =========                   =======

Ratios to average net assets/supplemental data:
Net assets, end of period (in 000's)..........................       $1,045                    $11,773
Ratio of operating expenses to average net assets.............       1.25% (c)                    1.00% (c)
Ratio of net investment income/(loss) to average net assets...      (0.59%) (c)                   0.85% (c)
Portfolio turnover rate.......................................          59%                          21%
Ratio of operating expenses to average net assets without
   expenses reimbursed by investment advisor..................      12.89% (c)                    2.10% (c)
Average commission rate (d)...................................               $0.0562            $0.0364

-------------------------------------

(a)    Munder  Micro-Cap  Equity  Fund and Munder  Small-Cap  Value Fund Class Y
       Shares commenced operations on December 26, 1996.
(b)    Total return represents aggregate total return for the period indicated.
(c)    Annualized.
(d)    Average commission rate paid per share of securities purchased and sold by the Fund.
(e)    Amount represents less than $0.01 per share.
(f)    Per share numbers have been  calculated  using the average shares method, which more appropriately presents per share data for the period since the use of the undistributed net investment income method did not accord with results of operations.

                                               FINANCIAL HIGHLIGHTS

         The following table of "Financial Highlights" relating to Class Y Shares of the Munder International Bond Fund (the "Fund") supplements information contained in the Prospectus dated October 28, 1996 and is derived from the Fund's unaudited Financial Statements dated December 31, 1996.

                                          Munder International Bond Fund

                                                                   Period
                                                                    Ended
                                                                  2/31/96(a,d)
                                                                  (Unaudited)

Net asset value, beginning of period ...................................................         $          10.00
                                                                                                 ----------------
Income from investment operations:
Net investment income ..................................................................                    0.10
Net realized and unrealized gain on investments.........................................                     0.14
                                                                                                 ----------------
Total from investment operations .......................................................                     0.24
                                                                                                 ----------------
Less distributions:
Dividends from net investment income ...................................................                    (0.08)
                                                                                                 -----------------
Total distributions ....................................................................                    (0.08)
                                                                                                 -----------------
Net asset value, end of period .........................................................         $          10.16
                                                                                                 ================
Total return(b) ........................................................................                    2.43%
                                                                                                 ================

Ratios to average net assets/supplemental data:
Net assets, end of period (in 000's) ...................................................                  $29,820
Ratio of operating expenses to average net assets ......................................                    0.85% (c)
Ratio of net investment income to average net assets ...................................                    3.93% (c)
Portfolio turnover rate ................................................................                      31%
Ratio of operating expenses to average net assets without waivers  .....................                    0.85% (c)
Net investment income per share without waivers.........................................                 $0.10
                                                                                                         -----

---------------------------------

(a)......The Munder International Bond Fund Class Y Shares commenced operations on October 2, 1996.
(b)      Total return represents aggregate total return for the period indicated.
(c)      Annualized.
(d)      Per share numbers have been calculated using the average shares method, which  more  appropriately  presents  the per share data for the period since the use of the undistributed net investment income method did not accord with the results of operations.

                                                    MANAGEMENT

Performance Information

         Set forth below is certain performance information regarding the Munder Accelerating Growth Fund, Munder Small Company Growth Fund, Munder International Equity Fund, Munder Index 500 Fund, Munder Bond Fund, Munder U.S. Government Income Fund, Munder Intermediate Bond Fund and Munder Tax-Free Bond Fund (the "Funds") provided by Munder Capital Management (the "Advisor") or Comerica Bank ("Comerica") each of which was created through the conversion of a predecessor common or collective trust fund managed by the Advisor or Comerica and which had investment objectives and policies similar to those of the corresponding Funds. See in the prospectus "Investment Objectives and Polices" and "Portfolio Instruments and Practices and Associated Risk Factors". Immediately prior to and following the conversion, the same individual at the Advisor or Comerica managed a Fund as both a common or collective trust fund and as a mutual fund.

         The table for each Fund includes the rates of average annual total return achieved on the Fund's assets when managed as a mutual fund and the rates of average annual return achieved on its assets when managed as a common or collective trust fund prior to the conversion of that common or collective fund into the current mutual fund. The performance information assumes the reinvestment of net income and capital gain distributions. The common or collective fund returns are calculated by assuming that the same fees and expenses currently applicable to a Fund had also applied to the corresponding common or collective trust fund prior to its conversion to a mutual fund.

         Past performance of the Funds is not an indication of future results. The quoted performance data below includes the performance of each respective common or collective trust fund for periods before the corresponding mutual fund's registration statement became effective. The common and collective trust funds were not registered under the Investment Company Act of 1940 (the "1940 Act") and therefore were not subject to certain investment restrictions that are imposed by the 1940 Act. If the common and collective trust funds had been registered under the 1940 Act, the common and collective trust funds' performance may have been adversely affected.


                                                           Munder Accelerating
                        Period Ended                          Growth Fund                       S&P 500
                   December 31, 1996                            (Class Y)*                       Index**
                   -----------------                            ---------                        -----
         1 Year......................................           13.07%                           22.96%
         3 Years.....................................            9.40%                           19.67%
         5 Years.....................................           11.06%                           15.22%
         Inception on January 1, 1990................           12.34%                           14.40%

         .........
*    Converted from collective  trust fund to mutual fund on December 1, 1991
**   Standard  & Poor's  500  Composite  Stock  Price  Index  ("S&P 500  Index")
     performance  shows  total  return in U.S.  dollars but does not reflect the deduction of fees, expenses and taxes. Source:  Lipper Analytical Services,
     Inc.




                              Munder Small Company
                        Period Ended                           Growth Fund                   Russell 2000
                    December 31, 1996                           (Class Y)*                       Index**
                    -----------------                           ---------                        -----
         1 Year......................................            37.17%                          16.49%
         3 Years.....................................            20.24%                          13.68%
         5 Years.....................................            18.30%                          15.64%
         10 Years....................................            16.95%                          12.41%
         Inception on December 31, 1982..............            15.29%                          12.71%

         ..................
*        Converted from collective trust fund to mutual fund on December 1, 1991
**       Russell 2000 Index performance shows total return in U.S. dollars but does not reflect the deduction of
         fees, expenses and taxes.  Source: Lipper Analytical Services, Inc.

                                                          Munder International
                        Period Ended                          Equity Fund                 FT/S&P Actuaries
                    December 31, 1996                          (Class Y)*                 World Index ex. U.S.**
         1 Year......................................           10.41%                            6.48%
         3 Years.....................................            4.89%                            8.42%
         5 Years.....................................            9.14%                            7.93%
         Inception on September 30, 1990.............           10.37%                           10.31%

         .........
*        Converted from collective trust fund to mutual fund on December 1, 1991
**       FT/S&P Actuaries World Index ex. U.S. performance shows total return i
         U.S. dollars but does not reflect the deduction of fees, expenses and taxes.  Source: Ibbotson Associates, Inc.

                                                              Munder Index
                        Period Ended                            500 Fund                        S&P 500
                    December 31, 1996                           (Class Y)*                        Index**
                    -----------------                           ---------                         -----
         1 Year......................................            22.47%                          22.96%
         3 Years.....................................            19.34%                          19.67%
         5 Years.....................................            14.87%                          15.22%
         Inception on January 27, 1988...............            15.51%                          16.08%

         .........
*        Converted from collective trust fund to mutual fund on December 1, 1991
**       S&P 500 Index performance shows total return in U.S. dollars but does not reflect the deduction of fees, expenses and taxes.  Source:
         Lipper Analytical Services, Inc.




                                                                 Munder                     Lehman Brothers
                        Period Ended                            Bond Fund                   Gov't/Corp. Bond
                    December 31, 1996                           (Class Y)*                        Index**
                    -----------------                           ---------                         -----
         1 Year.....................................              2.72%                           2.90%
         3 Years....................................              5.10%                           5.79%
         5 Years....................................              5.48%                           7.18%
         10 Years...................................              7.28%                           8.38%

         .........
*        Converted from collective trust fund to mutual fund on December 1, 1991
**       Lehman Brothers Government/Corporate Bond Index performance shows total return in U.S. dollars but does not reflect the deduction of fees, expenses and taxes.  Source: Lipper Analytical Services, Inc.

                                                              Munder U.S.                   Lehman Brothers
                        Period Ended                    Government Income Fund              Gov't/Corp. Bond
                    December 31, 1996                          (Class Y)*                         Index**
                    -----------------                          ---------                          -----
         1 Year......................................            3.13%                            2.90%
         3 Years....................................             4.43%                            5.79%
         5 Years....................................             6.32%                            7.18%
         10 Years...................................             7.48%                            7.76%

         .........
*        Converted from common trust fund to mutual fund on July 5, 1994
**       Lehman Brothers Government/Corporate Bond Index performance shows total return in U.S. dollars but does not reflect the deduction of fees, expenses and taxes.  Source: Lipper Analytical Services, Inc.

                                                           Munder Intermediate              Lehman Brothers.
                        Period Ended                            Bond Fund                Intermediate Gov't/Corp.
                    December 31, 1996                           (Class Y)*                     Bond Index**
                    -----------------                           ---------                      ----------
         1 Year......................................            3.13%                            4.05%
         3 Years.....................................            4.49%                            5.58%
         5 Years.....................................            5.65%                            6.53%
         10 Years....................................            7.04%                            7.91%
         Inception on March 31, 1982.................            9.22%                           10.47%
         .........
*        Converted from collective trust fund to mutual fund on December 1, 1991
**       Lehman Brothers Intermediate Government/Corporate Bond Index
         performance shows total return in U.S. dollars but does not reflect the deduction of fees, expenses and taxes.  Source: Lipper Analytical
         Services, Inc.




                                                            Munder Tax-Free
                        Period Ended                            Bond Fund                   Lehman 15-Year
                    December 31, 1996                           (Class Y)*                  Muni Bond Index**
                    -----------------                           ---------                   ---------------
         1 Year......................................             2.38%                           4.65%
         3 Years.....................................             4.24%                           5.44%
         5 Years.....................................             6.67%                           8.05%
         10 Years....................................             6.57%                             N/A

         .........
*        Converted from common trust fund to mutual fund on July 21, 1994
**       Lehman 15-Year Municipal Bond Index performance shows total return in
         U.S. dollars but does not reflect the deduction of fees, expenses and taxes.  Source: Lipper Analytical Services, Inc.

Indices

         The S&P 500 Index is an unmanaged index of common stock prices, including reinvestment of dividends.

         The Russell 2000 Index is a capitalization weighted total return index which is comprised of 2,000 of the smallest capitalized U.S. domiciled companies whose stock is traded in the United States on the New York Stock Exchange, American Stock Exchange and the NASDAQ.

         The FT/S&P Actuaries World Index ex U.S. is an unmanaged index used to portray global equity markets excluding the U.S. The Index is weighted based on the market capitalization of those stocks selected to represent each country and includes gross reinvestment of dividends.

         The Lehman Brothers Government/Corporate Bond Index is a weighted composite of (i) Lehman Brothers Government Bond Index, which is comprised of all publicly issued, non-convertible debt of the U.S. Government or any agency thereof, quasi-federal corporations, and corporate debt guaranteed by the U.S. Government and (ii) Lehman Brothers Corporate Bond Index, which is comprised of all public fixed-rate, non-convertible investment-grade domestic corporate debt, excluding collateralized mortgage obligations.

         The Lehman Brothers Intermediate Government/Corporate Bond Index is a weighted composite of (i) Lehman Brothers Intermediate Government Bond Index, which is comprised of all publicly issued, non-convertible debt of the U.S. Government or any agency thereof, quasi-Federal corporations and corporate debt guaranteed by the U.S. Government with a maturity of between one and ten years and (ii) Lehman Brothers Corporate Bond Index.

         The Lehman Brothers 15-Year Municipal Bond Index is a performance benchmark for the long-term investment-grade tax-exempt bond market.

CHANGE IN PORTFOLIO MANAGER FOR THE MUNDER SMALL-CAP VALUE FUND AND MUNDER SMALL
                               COMPANY GROWTH FUND

         Edward Eberle, Portfolio Manager of the Advisor, has been co-manager of the Value Fund since October, 1996. Mr. Eberle has been appointed co-manager of the Small-Cap Value Fund. Prior to being appointed co-manager, Mr. Eberle acted as the primary analyst for the Funds, assisting the manger with portfolio decisions. He is also a member of the Advisor's asset allocation team. Prior to joining the Advisor in 1995, Mr. Eberle served as Executive Vice President and Portfolio Manager for Westpointe Financial Corporation and as a member of the Board of Directors for Westpointe Capital Management and Dart Investors Bermuda Limited. Mr.
Eberle received a B.A. in Finance from Michigan State University.

     Michael P. Gura, CFA, Senior Portfolio Manager of the Advisor, has been appointed co-manager of the Small Company Growth Fund. Prior to joining the Advisor in 1995, Mr. Gura was a Vice President, Senior Equity Analyst for Woodbridge Capital Management, Inc. From 1989-1994, Mr. Gura was an investment officer at Manufacturers National Bank Trust Investment Department where he was responsible for equity research covering the retailing, apparel, specialty chemical and environmental industries. From 1986-1989, Mr. Gura served as a Financial/Tax Planning analyst for Manufacturers National Bank. Mr. Gura received an M.S. in Finance with Distinction and a B.B.A. from Walsh College, is a member of the Financial Analyst Society of Detroit and a Certified Financial Planner.

         PORTFOLIO INSTRUMENTS AND PRACTICES AND ASSOCIATED RISK FACTORS

     .........The  Munder  Bond Fund,  Munder  Intermediate  Bond  Fund,  Munder
International Bond Fund, Munder U.S. Government Income Fund, Munder Michigan Triple Tax-Free Bond Fund, Munder Tax-Free Bond Fund and Munder Tax-Free Intermediate Bond Fund (each a "Fixed-Income Fund") may invest in preferred stock. Preferred stock ranks senior to common stock in the capital structure of an issuer and in the payment of dividends. Consequently, preferred stock may entail less risk than common stock. Some preferred stock in which the Fixed-Income Funds invest is convertible into common stock. Convertible preferred stock may be converted either at a stated price or rate within a specified period of time into a specified number of shares of common stock. By investing in convertible preferred stock, a Fixed-Income Fund seeks the opportunity, through the conversion feature, to participate in the capital appreciation of the common stock into which the securities are convertible, while earning higher current income than is available from the common stock. Convertible preferred stocks entitle the holder to receive the dividend paid on preferred stock until the convertible preferred stocks mature or are redeemed, converted or exchanged. Prior to conversion, convertible preferred stocks have characteristics similar to ordinary debt securities in that they normally provide a stable stream of income with generally higher yields than those of common stock of the same or similar issuers. In evaluating a convertible preferred stock, to the extent consistent with a Fixed-Income Fund's investment objective, the Advisor places emphasis on the attractiveness of the underlying common stock and the potential for capital appreciation through conversion.

  CHANGE IN DIVIDEND DETERMINATION TIME WITH RESPECT TO MUNDER CASH INVESTMENT
    FUND, MUNDER MONEY MARKET FUND AND MUNDER U.S. TREASURY MONEY MARKET FUND
                           (THE "MONEY MARKET FUNDS")

     .........Shares  of the Money  Market Funds are sold at net asset value per share next determined after a purchase order is received and becomes effective. Purchase orders by an institution for shares in the Money Market Funds become effective when the purchase order is received, together with payment, by First Data Investor Services Group, Inc. (the "Transfer Agent") by 4:00 p.m. (Eastern time) on any day on which the New York Stock Exchange is open for business. A purchase order received by the Transfer Agent after such time will not be accepted; notice thereof will be given to the institution placing the order, and any funds received will be returned promptly to the sending institution.

Effective January 2, 1997, shareholders of the Money Market Funds whose purchase orders are received and become effective by 2:45 p.m. (Eastern Time) receive dividends for that day. Shareholders whose redemption orders have been received by 2:45 p.m. (Eastern Time) will not receive dividends for that day, while shareholders whose redemption orders are received after 2:45 p.m. (Eastern Time) will receive that day's dividends.

    CHANGE IN PORTFOLIO MANAGER FOR THE MUNDER MICHIGAN TRIPLE TAX-FREE BOND FUND, MUNDER TAX-FREE BOND FUND, AND MUNDER TAX-FREE INTERMEDIATE BOND FUND

     .........Talmadge  D. Gunn,  Vice  President  and  Director  of  Tax-Exempt
Trading of the Advisor since 1993, currently manages the Michigan Triple Tax-Free Bond Fund, Tax-Free Bond Fund and Tax-Free Intermediate Bond Fund. Mr. Gunn is responsible for managing fixed income portfolios and overseeing the trading of tax-exempt fixed income securities for the Advisor. Prior to joining MCM, he was employed by Comerica Bank as Assistant Vice President and Securities Trader (1985-1993) and Senior Investment Analyst for the Fixed Income Division (1984-1985).

            CHANGE IN PORTFOLIO MANAGER FOR THE MUNDER INDEX 500 FUND

     .........Kenneth  A. Schluchter  III, has been appointed  co-manager of the
Index 500 Fund. Prior to joining the Advisor, Mr. Schluchter was a Systems Developer and Data Analyst for Compuware Incorporated (1993-1995) and a Business Analyst for Central Transport Incorporated (1989-1993). Mr. Schluchter received a B.S. and an M.B.A. from the University of Michigan.

   CHANGE IN METHOD OF PORTFOLIO MANAGEMENT FOR THE MUNDER ACCELERATING GROWTH
                      FUND AND MUNDER MID-CAP GROWTH FUND

     .........The Munder Accelerating Growth Fund and Munder Mid-Cap Growth Fund
are managed by a committee of professional portfolio managers of the Advisor.

                THIS SUPPLEMENT SUPERSEDES ALL PRIOR SUPPLEMENTS

                                The Munder Funds
                         Supplement Dated June 27, 1997
          to Statement of Additional Information dated October 28, 1996

Munder Accelerating  Growth Fund,  Munder Balanced Fund, Munder Equity Selection
     Fund, Munder Growth & Income Fund, Munder Index 500 Fund, Munder International Equity Fund, Munder Micro-Cap Equity Fund, Munder Mid-Cap Growth Fund, Munder Multi-Season Growth Fund, Munder Real Estate Equity Investment Fund, Munder Small-Cap Value Fund, Munder Small Company Growth Fund, Munder Value Fund, Munder Bond Fund, Munder Intermediate Bond Fund, Munder International Bond Fund, Munder U.S. Government Income Fund, Munder Michigan Triple Tax-Free Bond Fund, Munder Tax-Free Bond Fund, Munder Tax-Free Intermediate Bond Fund, Munder Cash Investment Fund, Munder Money Market Fund, Munder Tax-Free Money Market Fund, and Munder U.S. Treasury Money Market Fund

 .........The  following  unaudited  Financial  Statements  dated  April 30, 1997 relating to the Munder Micro-Cap Equity Fund and the Munder Small-Cap Value Fund and unaudited Financial Statements dated December 31, 1996 relating to the
Munder   International   Bond  Fund  supplements  the  Statement  of  Additional
Information dated October 28, 1996.

     .........Effective May 16, 1997, the first sentence of the section entitled
"Fund Investments -- Foreign Securities" is hereby deleted in its entirety and supplemented as follows:

 .........The Equity Selection Fund,  Micro-Cap Equity Fund, Mid-Cap Growth Fund,
Multi-Season Growth Fund, Small-Cap Value Fund and Value Fund each may invest up to 20% and each other Equity Fund (except the Real Estate Equity Investment Fund and the International Equity Fund), each Bond Fund, the Balanced Fund, the Cash Investment Fund and each Tax-Free Bond Fund may invest up to 10% of its assets in foreign securities. Under normal market conditions, the International Equity Fund and the International Bond Fund will each invest at least 65% of its assets in equity securities and bonds, respectively, of issuers located in at least three countries other than the United States. Notwithstanding these limitations, the Equity Funds, the Balanced Fund, the Bond Funds, the Cash Investment Fund, the Money Market Fund and the International Bond Fund may each invest up to 25% of its total assets in the obligations of foreign banks and foreign branches of domestic banks.

MUNDER MICRO-CAP EQUITY FUND
  PORTFOLIO OF INVESTMENTS, APRIL 30, 1997 (UNAUDITED)

=====================================================================
===========

SHARES                                                                VALUE
--------------------------------------------------------------------------------
COMMON STOCKS - 88.0%
           ADVERTISING - 2.2%
     1,800     HA-LO Industries, Inc.                               $    30,150
                                                                    -----------

           APPAREL - 1.8%
     2,500     Farah, Inc.                                               24,688
                                                                    -----------

           BANKING AND FINANCIAL SERVICES - 8.9%
       440     Centennial Bancorp +                                       8,250
       650     Dime Financial Corporation                                12,269
     4,000     Hamilton Bancorp, Inc.                                    77,000
       590     Litchfield Financial Corporation                           8,408
       200     SIS Bancorp, Inc.                                          5,200
       600     Vectra Banking Corporation +                              11,475
                                                                    -----------
                                                                        122,602
                                                                    -----------
           BROADCASTING - 0.9%
     1,680     Medialink Worldwide Incorporated                          12,180
                                                                    -----------

           BUILDING MATERIALS - 2.5%
     1,370     Drew Industries, Inc. +                                   14,899
     1,410     Kevco, Inc.                                               19,035
                                                                    -----------
                                                                         33,934
                                                                    -----------
           BUSINESS EQUIPMENT AND SUPPLIES - 1.3%
     3,020     Raster Graphics, Inc. +                                   18,498
                                                                    -----------

           CHEMICALS - 0.6%
     1,860     American Materials & Technologies
                 Corporation +                                            8,370
                                                                    -----------

           COMMERCIAL SERVICES - 11.7%
     1,140     ACE Cash Express,  Inc. +                                 13,538
     1,320     Avert, Inc. +                                              8,580
       730     Forrester Research, Inc.+                                 13,323
       920     F.Y.I. Incorporated +                                     16,560
       840     Lason Holdings, Inc. +                                    14,280
     2,000     Premier Research Worldwide, Ltd.                          19,250
     1,060     META Group, Inc.                                          18,020
     1,240     ONTRACK Data International, Inc. +                        19,452
       960     SOS Staffing Services, Inc.                               11,280
     1,090     Steiner Leisure Ltd.                                      26,432
                                                                    -----------
                                                                        160,715
                                                                    -----------
           COMPUTER HARDWARE, SOFTWARE OR SERVICES - 5.4%
       760     Analytical Surveys, Inc. +                                 8,170
     1,110     Axent Technologies, Inc. +                                12,904
       700     Engineering Animation, Inc. +                             16,100
     1,200     Signal Technology Corporation                              8,250
     1,280     Simulation Sciences, Inc. +                               13,040
       680     Technology Modeling Associates, Inc. +                     6,800
       800     XcelleNet, Inc.                                            9,500
                                                                    -----------
                                                                         74,764
                                                                    -----------
           DIVERSIFIED - 0.6%
       500     American Precision Industries                              8,562
                                                                    -----------

           ELECTRICAL EQUIPMENT - 3.4%
     1,070     QLogic Corporation                                        21,400
     1,480     Quad Systems Corporation +                                14,800
       510     Trident International, Inc. +                             10,200
                                                                    -----------
                                                                         46,400
                                                                    -----------
           ENERGY - 1.2%
       680     Key Energy Group, Inc. +                                   9,180
       970     York Research Corporation +                                7,275
                                                                    -----------
                                                                         16,455
                                                                    -----------
           HOTELS AND RESTAURANTS - 2.6%
     1,300     Candlewood Hotel Company, Inc.                            11,375
     1,000     Schlotzsky's, Inc.                                        11,750
     1,500     Shells Seafood Restaurants, Inc.                          12,000
                                                                    -----------
                                                                         35,125
                                                                    -----------
           INSURANCE - 2.3%
     1,310     FPIC Insurance Group, Inc.                                23,580
       860     Westbridge Capital Corporation +                           7,740
                                                                    -----------
                                                                         31,320
                                                                     -----------
           MACHINERY - 1.2%
       700     Gradall Industries. Inc. +                                 8,575
       420     Hirsch International Corporation +                         7,665
                                                                     -----------
                                                                        16,240
                                                                     -----------
           MANUFACTURED HOUSING - 0.6%
     1,090     Miller Building Systems, Inc. +                            7,766
                                                                    -----------

           MEDICAL AND MEDICAL SERVICES - 10.3%
     1,110     Alliance Imaging, Inc. +                                   8,394
       300     Assisted Living Concepts Inc.                              6,600
     1,090     CN Biosciences, Inc. +                                    16,350
     3,000     Coast Dental Services, Inc.                               42,000
     1,060     MedQuist, Inc.                                            26,765
     1,500     Morrison Health Care, Inc.                                22,312
     1,520     Neogen Corporation +                                      10,070
     1,075     SMT Health Services, Inc. +                                9,541
                                                                    -----------
                                                                        142,032
                                                                    -----------

           MEDICAL SUPPLIES - 1.4%
       550     Sabratek Corporation +                                    12,031
       400     SeaMED Corporation +                                       6,800
                                                                    -----------
                                                                         18,831
                                                                    -----------
           METAL PROCESSING - 0.9%
     1,190     SIFCO Industries, Inc. +                                  12,495
                                                                    -----------

           OIL & GAS - 1.0%
     1,480     American Oilfield Divers Inc.                             13,320
                                                                    -----------

           PHARMACEUTICALS - 3.6%
     5,000     ChiRex Inc. +                                             49,375
                                                                    -----------

           RETAIL - 3.8%
     1,000     Mazel Stores, Inc.                                        14,500
     2,200     Rent-Way, Inc. +                                          22,825
     5,070     Shop At Home, Inc.                                        15,210
                                                                    -----------
                                                                         52,535
                                                                    -----------
           TECHNOLOGY - 7.0%
     2,300     Ault, Inc. +                                              16,963
     1,650     Datum, Inc. +                                             38,362
     1,970     Excel Technology, Inc. +                                  15,021
     1,170     Spectran Corporation +                                    16,672
       850     Thermo Sentron, Inc. +                                     9,456
                                                                    -----------
                                                                         96,474
                                                                    -----------
           TELECOMMUNICATIONS - 9.7%
     1,800     ACE*COMM Corporation                                      20,700
     1,340     Inter-Tel, Inc.                                           16,750
       650     JPM Company                                               11,863
     2,380     KHV Industries, Inc.                                      13,685
     6,800     TALX Corporation +                                        43,350
     1,970     ViaSat, Inc.                                              18,715
     1,450     Wave Technologies International, Inc. +                    8,338
                                                                    -----------
                                                                        133,401
                                                                    -----------
           TEXTILES - 1.4%
       740     Conso Products Company +                                  10,082
       800     Cutter & Buck, Inc. +                                      9,600
                                                                    -----------
                                                                         19,682
                                                                    -----------
           TRANSPORTATION - TRUCKING - 0.7%
       630     US Xpress Enterprises, Inc. +                              9,450
                                                                    -----------

           WIRELESS EQUIPMENT - 1.0%
       780     Electromagnetic Sciences, Inc.                            13,260
                                                                    -----------
TOTAL COMMON STOCKS (Cost $1,253,605)                                 1,208,624
                                                                    -----------

SHORT-TERM INVESTMENT - 3.5%   (Cost $48,233)
    48,233     Dreyfus Cash Management Plus Fund                         48,233
                                                                    -----------


TOTAL INVESTMENTS (Cost $1,301,838*)                  91.5%           1,256,857
OTHER ASSETS AND LIABILITIES (Net)                     8.5              116,546
                                                     =====          ===========
NET ASSETS                                           100.0%         $ 1,373,403
                                                     =====          ===========

------------
*  Aggregate cost for Federal tax purposes.
+  Non-income producing security

                        See Notes to Financial Statements.

MUNDER SMALL-CAP VALUE FUND
  PORTFOLIO OF INVESTMENTS, APRIL 30, 1997 (UNAUDITED)

=====================================================================
===========

Shares                                                                  Value
--------------------------------------------------------------------------------
COMMON STOCKS - 44.7%
               AEROSPACE - 0.5%
    13,200     Rohr Industries, Inc. +                              $   206,250
                                                                    -----------

               AIRLINES - 0.9%
    10,000     Midwest Express Holdings, Inc. +                         412,500
                                                                    -----------

               AUTOMOBILE PARTS & EQUIPMENT - 1.6%
    35,900     Control Devices, Inc. +                                  444,263
    18,200     Strattec Security Corporation +                          304,850
                                                                    -----------
                                                                        749,113
                                                                    -----------
               BANKING AND FINANCIAL SERVICES - 7.1%
    13,180     Carolina First Corporation                               210,880
    10,900     Charter Financial Inc.                                   193,475
     5,200     Coast Savings Financial Inc. +                           209,300
    17,800     Commonwealth Bancorp Inc.                                255,875
    24,000     Flagstar Bancorp, Inc.                                   312,000
    43,900     Long Beach Financial Corporation +                       299,069
     6,200     Long Island Bancorp, Inc.                                210,800
    13,600     McDonald & Company Investments                           489,600
    12,900     Metris Companies Inc. +                                  322,500
     7,100     Ocean Financial Corporation +                            209,894
    13,630     Primary Bank +                                           323,712
     2,600     SIS Bancorp, Inc. +                                       67,600
    13,000     Statewide Financial Corporation                          202,312
                                                                    -----------
                                                                      3,307,017
                                                                    -----------
               BUILDING MATERIALS - 2.4%
    27,000     Dayton Superior Corporation+                             313,875
    16,700     U.S. Home Corporation +                                  411,238
    31,600     Universal Forest Products, Inc.                          402,900
                                                                    -----------
                                                                      1,128,013
                                                                    -----------
               CHEMICALS - 1.5%
    31,900     General Chemical Group Inc.                              709,775
                                                                    -----------

               COMPUTER HARDWARE, SOFTWARE OR SERVICES - 1.5%
    35,700     Sandisk Corporation +                                    455,175
    10,700     3D Labs Inc., Ltd. +                                     251,450
                                                                    -----------
                                                                        706,625
                                                                    -----------
               COMMERCIAL SERVICES - 1.9%
    45,000     First Aviation Services, Inc.                            382,500
    21,400     Steiner Leisure Ltd.                                     518,950
                                                                    -----------
                                                                        901,450
                                                                    -----------

               CONSUMER DURABLES - 0.3%
    15,810     Lifetime Hoan Corporation +                              130,432
                                                                    -----------
               DIVERSIFIED INDUSTRIAL - 2.3%
    16,400     Griffon Corporation +                                    198,850
    34,600     JLG Industries, Inc.                                     432,500
    16,300     Watts Industries, Inc.                                   415,650
                                                                    -----------
                                                                      1,047,000
                                                                    -----------
               ELECTRONICS - 1.7%
    15,800     Checkmate Electronics, Inc. +                            195,525
    13,800     Integrated Process Equipment Corporation                 188,025
    17,100     Microsemi Corporation +                                  215,887
    17,100     Pioneer-Standard Electronics, Inc.                       209,475
                                                                    -----------
                                                                        808,912
                                                                    -----------
               FOOD AND BEVERAGES - 2.1%
    28,100     Hudson Foods, Inc.                                       435,550
    18,200     J&J Snack Foods Corporation +                            232,050
    16,300     Worthington Foods, Inc.                                  307,662
                                                                    -----------
                                                                        975,262
                                                                    -----------
               HEALTH CARE - 1.2%
    28,500     Trigon Healthcare, Inc.                                  541,500
                                                                    -----------

               HOME FURNISHINGS - 0.9%
    11,900     Toro Company                                             416,500
                                                                    -----------

               INSURANCE - 3.3%
     7,100     Executive Risk, Inc.                                     321,275
    17,900     IPC Holdings Ltd.                                        411,700
    10,600     NAC Re Corporation                                       410,750
    14,000     Philadelphia Consolidated Holding Corporation +          416,500
                                                                    -----------
                                                                      1,560,225
                                                                    -----------
               MANUFACTURING - 1.0%
    10,200     Core Industries Inc.                                     150,450
    20,700     Foamex International, Inc.                               297,563
                                                                    -----------
                                                                        448,013
                                                                    -----------
               MEDICAL SUPPLIES - 2.0%
    26,200     Bindley Western Industries, Inc.                         491,250
    29,900     Sullivan Dental Products, Inc.                           441,025
                                                                    -----------
                                                                        932,275
                                                                    -----------
               METALS AND METAL PROCESSING - 1.2%
   146,100     Recycling Industries, Inc. +                             187,191
    64,400     UNR Industries, Inc.                                     394,450
                                                                    -----------
                                                                        581,641
                                                                    -----------
               OIL AND GAS - 3.0%
     3,000     Cliffs Drilling Company +                                183,000
    10,400     Colonial Gas Company                                     208,000
     8,600     Houston Exploration Company +                            107,500
     5,900     Marine Drilling Companies, Inc. +                         92,925
     6,600     North Carolina Natural Gas Corporation                   195,525
     8,700     Southern Union Company +                                 207,712
    12,400     Southwest Gas Corporation                                206,150
    10,200     Veritas DGC Inc. +                                       196,350
                                                                    -----------
                                                                      1,397,162
                                                                    -----------
               REAL ESTATE - 3.0%
     4,400     Bay Apartment Communities, Inc.                          147,400
     5,600     Developers Diversified Realty Corporation                206,500
     8,400     Golf Trust of America                                    214,200
     7,800     JP Realty, Inc.                                          197,925
    12,900     Kilroy Realty Corp. +                                    303,150
    13,000     Prentiss Properties Trust                                307,125
                                                                    -----------
                                                                      1,376,300
                                                                    -----------
               RECREATION - 0.5%
     8,100     K2, Inc.                                                 211,613
                                                                    -----------

               RETAIL - 1.4%
    16,300     Mazel Stores, Inc.                                       236,350
    21,300     Pier 1 Imports, Inc.                                     420,675
                                                                    -----------
                                                                        657,025
                                                                    -----------
               TELECOMMUNICATIONS - 2.1%
    75,800     Century Communication Corporation, Class A +             307,937
    17,900     REMEC, Inc.                                              411,700
    29,200     ViaSat, Inc.                                             277,400
                                                                    -----------
                                                                        997,037
                                                                    -----------
               TRANSPORTATION - 1.3%
    32,900     MotivePower Industries Inc.                              386,575
    12,400     Roadway Express, Inc.                                    217,000
                                                                    -----------
                                                                        603,575
                                                                    -----------
  TOTAL COMMON STOCKS (Cost $21,222,344)                             20,805,215
                                                                    -----------

PRINCIPAL
AMOUNT
---------------------
REPURCHASE AGREEMENT - 4.3%   (COST $2,025,160)
$2,025,160     Agreement with Lehman Brothers Inc., 5.400%
               dated 04/30/1997 to be repurchased at
               $2,025,464 on 05/01/1997, collateralized by
               $2,065,000 U.S. Treasury Notes,
               6.370% due 04/30/1999 (value $2,066,301)               2,025,160
                                                                    -----------

TOTAL INVESTMENTS (Cost $23,247,504*)                 49.0%          22,830,375
OTHER ASSETS AND LIABILITIES (Net)                    51.0           23,753,333
                                                     =====          ===========
NET ASSETS                                           100.0%         $46,583,708
                                                     =====          ===========
-----------------
*  Aggregate cost for Federal tax purposes.
+  Non-income producing security

                             See Notes to Financial Statements.

         THE MUNDER FUNDS
                  STATEMENT OF ASSETS AND LIABILITIES, PERIOD ENDED APRIL 30, 1997
(UNAUDITED)

         ----------------------------------------------------------------------------------------------------------

                                                                                       MUNDER            MUNDER
                                                                                       MICRO-CAP         SMALL-CAP
                                                                                       EQUITY            VALUE
                                                                                       FUND              FUND
                                                                                      -----------------------------

ASSETS:
Investments, at value
  See accompanying schedule:
   Securities ................................................................        $1,256,857        $20,805,215
   Repurchase Agreement ......................................................                 -          2,025,160
                                                                                      ----------        -----------
Total investments ............................................................         1,256,857         22,830,375
Cash .........................................................................                 -                198
Dividends and interest receivable ............................................               169              3,695
Receivable for investments securities sold ...................................            64,230             61,776
Receivable for Fund shares sold ..............................................            53,610         24,481,319
Receivable from investment advisor ...........................................            20,076             17,235
Prepaid expenses .............................................................            36,747             36,843
                                                                                      ----------        -----------
       Total Assets ..........................................................         1,431,689         47,431,441
                                                                                      ----------        -----------

LIABILITIES:
Payable for investment securities purchased ..................................            45,980            821,643
Investment advisory fee payable ..............................................             1,046             11,353
Administration fee payable ...................................................               120              1,710
Distribution fees payable ....................................................               114                248
Shareholder servicing fees payable ...........................................                15              1,646
Transfer agent fee payable ...................................................                68                315
Custodian fees payable .......................................................             4,983              4,132
Legal and audit fees payable .................................................               392                719
Accrued expenses and other payables ..........................................             5,568              5,967
                                                                                      ----------        -----------
       Total Liabilities .....................................................            58,286            847,733
                                                                                      ----------        -----------

NET ASSETS ...................................................................        $1,373,403        $46,583,708
                                                                                      ==========        ===========

Investments, at cost .........................................................        $1,301,838        $23,247,504
                                                                                      ==========        ===========



                       See Notes to Financial Statements.

         THE MUNDER FUNDS
                  STATEMENT OF ASSETS AND LIABILITIES, PERIOD ENDED APRIL 30, 1997
(UNAUDITED)
                    (Continued)
         ----------------------------------------------------------------------------------------------------------

                                                                                       MUNDER            MUNDER
                                                                                       MICRO-CAP         SMALL-CAP
                                                                                       EQUITY            VALUE
                                                                                       FUND              FUND
                                                                                      -----------------------------

NET ASSETS CONSIST OF:
Undistributed net investment income/(loss) ......................................     $   (2,009)       $    21,524
Accumulated net realized loss on investments sold ...............................        (61,039)
(9,476)
Net unrealized depreciation of investments ......................................        (44,981)          (417,129)
Par value .......................................................................          1,405             44,239
Paid-in capital in excess of par value ..........................................      1,480,027         46,944,550
                                                                                      ----------        -----------
                                                                                      $1,373,403        $46,583,708
                                                                                      ==========        ===========

NET ASSETS:
Class A Shares ..................................................................     $   77,070        $   664,772
                                                                                      ==========        ===========
Class B Shares ..................................................................     $  129,273        $   124,345
                                                                                      ==========        ===========
Class C Shares ..................................................................     $    8,843        $    25,349
                                                                                      ==========        ===========
Class K Shares ..................................................................     $  112,781        $33,996,432
                                                                                      ==========        ===========
Class Y Shares ..................................................................     $1,045,436        $11,772,810
                                                                                      ==========        ===========

SHARES OUTSTANDING:
Class A Shares ..................................................................          7,887             63,149
                                                                                      ==========        ===========
Class B Shares ..................................................................         13,245             11,825
                                                                                      ==========        ===========
Class C Shares ..................................................................            905              2,410
                                                                                      ==========        ===========
Class K Shares ..................................................................         11,541          3,228,503
                                                                                      ==========        ===========
Class Y Shares ..................................................................        106,960          1,118,025
                                                                                      ==========        ===========

CLASS A SHARES:
Net asset value and redemption price per share ..................................     $     9.77        $     10.53
                                                                                      ==========        ===========
Maximum sales charge ............................................................           5.50%              5.50%
Maximum offering price per share ................................................     $    10.34        $     11.14
                                                                                      ==========        ===========

CLASS B SHARES:
Net asset value and offering price per share* ...................................     $     9.76        $     10.52
                                                                                      ==========        ===========

CLASS C SHARES:
Net asset value and offering price per share* ...................................     $     9.77        $     10.52
                                                                                      ==========        ===========

CLASS K SHARES:
Net asset value, offering price and redemption price per share ..................     $     9.77        $
10.53
                                                                                      ==========        ===========

CLASS Y SHARES:
Net asset value, offering price and redemption price per share ..................     $     9.77        $
10.53
                                                                                      ==========        ===========


--------------------
* Redemption price per share is equal to Net Asset Value less any applicable contingent deferred sales charge ("CDSC").

                       See Notes to Financial Statements.

         THE MUNDER FUNDS
                  STATEMENT OF OPERATIONS, PERIOD ENDED APRIL 30, 1997
(UNAUDITED)

         ----------------------------------------------------------------------------------------------------------

                                                                                       MUNDER            MUNDER
                                                                                       MICRO-CAP         SMALL-CAP
                                                                                       EQUITY            VALUE
                                                                                       FUND(a)           FUND(a)
                                                                                      -----------------------------

INVESTMENT INCOME:
Interest .........................................................................    $   1,330          $  31,282
Dividends ........................................................................          634             22,283
                                                                                      ---------          ---------
        Total Investment Income ..................................................        1,964             53,565
                                                                                      ---------          ---------

EXPENSES:
Distribution and shareholder servicing fees:
   Class A Shares ................................................................           36                158
   Class B Shares ................................................................          151                183
   Class C Shares ................................................................            4                 29
Shareholder servicing fees:
  Class K Shares .................................................................           74              2,652
Investment advisory fee ..........................................................        2,963             21,793
Administration fee ...............................................................          336              3,277
Transfer agent fee ...............................................................          110                592
Custodian fees ...................................................................        7,268              6,398
Legal and audit fees .............................................................        2,708              3,035
Directors' fees and expenses .....................................................           13                121
Registration and filing fees .....................................................       24,045             24,149
Other ............................................................................          744              1,309
                                                                                      ---------          ---------
       Total Expenses ............................................................       38,452             63,696
Expenses reimbursed by investment advisor ........................................      (34,479)
(31,655)
                                                                                      ---------          ---------
       Net Expenses ..............................................................        3,973             32,041
                                                                                      ---------          ---------
NET INVESTMENT INCOME/(LOSS) .....................................................       (2,009)
21,524
                                                                                      ---------          ---------

NET REALIZED AND UNREALIZED LOSS ON INVESTMENTS:
Net realized loss from security transactions .....................................      (61,039)            (9,476)
Net change in unrealized depreciation of securities ..............................      (44,981)
(417,129)
                                                                                      ---------          ---------
Net realized and unrealized loss on investments ..................................     (106,020)
(426,605)
                                                                                      ---------          ---------
NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS .............................
$(108,029)         $(405,081)
                                                                                      =========          =========



(a) Munder Micro-Cap Equity Fund and Munder Small-Cap Value Fund commenced operations on December 26, 1996.




                       See Notes to Financial Statements.

         THE MUNDER FUNDS
                  STATEMENT OF CHANGE IN NET ASSETS, PERIOD ENDED APRIL 30, 1997
(UNAUDITED)
         ----------------------------------------------------------------------------------------------------------

                                                                                       MUNDER            MUNDER
                                                                                       MICRO-CAP         SMALL-CAP
                                                                                       EQUITY            VALUE
                                                                                       FUND(a)           FUND(a)
                                                                                      -----------------------------

Net investment income/(loss) .....................................................    $   (2,009)       $    21,524
Net realized loss on investments sold ............................................       (61,039)            (9,476)
Net change in unrealized depreciation of investments .............................       (44,981)
(417,129)
                                                                                      ----------        -----------

Net decrease in net assets resulting from operations .............................      (108,029)
(405,081)
Net increase in net assets from Fund share transactions:
    Class A Shares ...............................................................        83,818            668,493
    Class B Shares ...............................................................       138,070            128,544
    Class C Shares ...............................................................         9,020             25,406
    Class K Shares ...............................................................       121,477         34,224,711
    Class Y Shares ...............................................................     1,129,047         11,941,635
                                                                                      ----------        -----------
Net increase in net assets .......................................................     1,373,403         46,583,708
NET ASSETS:
Beginning of period ..............................................................             -                  -
                                                                                      ----------        -----------

End of period ....................................................................    $1,373,403        $46,583,708
                                                                                      ==========        ===========
Undistributed net investment income/(loss) .......................................    $   (2,009)       $    21,524
                                                                                      ==========        ===========


----------------------
(a) Munder Micro-Cap Equity Fund and Munder Small-Cap Value Fund commenced operations on December 26, 1996.




                       See Notes to Financial Statements.

         THE MUNDER FUNDS
                  STATEMENTS OF CHANGES- CAPITAL STOCK ACTIVITY, PERIOD ENDED
APRIL 30, 1997 (UNAUDITED)

         ----------------------------------------------------------------------------------------------------------------
--

                                                                        MUNDER                          MUNDER
                                                                        MICRO-CAP                       SMALL-CAP
                                                                        EQUITY                          VALUE
                                                                        FUND(a)                         FUND(b)
                                                               ------------------------------------------------------------

CLASS A SHARES:                                                 SHARES          AMOUNT           SHARES
AMOUNT
                                                               -------        ----------       ---------        -----------
Sold ...............................................             7,887        $   83,818          66,946        $   708,298
Issued as reinvestment of dividends ................                 -                 -               -                  -
Redeemed ...........................................                 -                 -          (3,797)           (39,805)
                                                               -------        ----------       ---------        -----------

Net increase .......................................             7,887        $   83,818          63,149        $   668,493
                                                               =======        ==========       =========
===========

CLASS B SHARES:
Sold ...............................................            13,245        $  138,070          11,441        $   124,543
Issued as reinvestment of dividends ................                 -                 -             384              4,001
Redeemed ...........................................                 -                 -               -                  -
                                                               -------        ----------       ---------        -----------

Net increase .......................................            13,245        $  138,070          11,825        $
128,544
                                                               =======        ==========       =========
===========

CLASS C SHARES:
Sold ...............................................               905        $    9,020           2,410        $    25,406
Issued as reinvestment of dividends ................                 -                 -               -                  -
Redeemed ...........................................                 -                 -               -                  -
                                                               -------        ----------       ---------        -----------

Net increase .......................................               905        $    9,020           2,410        $    25,406
                                                               =======        ==========       =========
===========

CLASS K SHARES:
Sold ...............................................            16,120        $  167,127       3,236,526
$34,309,115
Issued as reinvestment of dividends ................                 -                 -               -                  -
Redeemed ...........................................            (4,579)          (45,650)         (8,023)           (84,404)
                                                               -------        ----------       ---------        -----------

Net increase .......................................            11,541        $  121,477       3,228,503
$34,224,711
                                                               =======        ==========       =========
===========

CLASS Y SHARES:
Sold ...............................................           110,344        $1,163,525       1,154,877
$12,326,182
Issued as reinvestment of dividends ................                 -                 -               -                  -
Redeemed ...........................................            (3,384)          (34,478)        (36,852)
(384,547)
                                                               -------        ----------       ---------        -----------

Net increase .......................................           106,960        $1,129,047       1,118,025
$11,941,635
                                                               =======        ==========       =========
===========

-------------------------------
(a) Munder Micro-Cap Equity Fund Class A Shares, Class B Shares, Class C Shares, Class K Shares and Class Y Shares commenced operations on December 26, 1996, February 24, 1997, March 31, 1997, December 31, 1996, and December 26, 1996, respectively.
(b) Munder Small-Cap Value Fund Class A Shares, Class B Shares, Class C Shares, Class K Shares and Class Y Shares commenced operations on January 10, 1996, February 11, 1997, January 13, 1997, December 31, 1996, and December 26, 1996, respectively.





                       See Notes to Financial Statements.

MUNDER MICRO-CAP EQUITY FUND
 FINANCIAL HIGHLIGHTS, FOR A SHARE OUTSTANDING THROUGHOUT THE
PERIOD (UNAUDITED)
=====================================================================
==========

                                                               CLASS             CLASS             CLASS            CLASS
                                                              A SHARES          B SHARES         C SHARES          Y
SHARES
                                                             -----------       -----------       ----------       -----------
                                                               PERIOD            PERIOD           PERIOD
PERIOD
                                                               ENDED             ENDED             ENDED
ENDED
                                                             4/30/97(a,e)      4/30/97(a,e)      4/30/97(a,e)
4/30/97(a,e)
                                                             ----------------------------------------------------------------
Net asset value, beginning of period .................        $ 10.00          $ 11.00            $ 10.13         $
10.00
                                                              -------          -------            -------         -------
INCOME FROM INVESTMENT OPERATIONS:
Net investment loss ..................................          (0.02)           (0.02)             (0.02)          (0.01)
Net realized and unrealized loss on investments ......          (0.21)           (1.22)             (0.34)
(0.22)
                                                              -------          -------            -------         -------
Total from investment operations .....................          (0.23)           (1.24)             (0.36)
(0.23)
                                                              -------          -------            -------         -------
LESS DISTRIBUTIONS:
Dividends from net investment income .................            --               --                 --              --
                                                              -------          -------            -------         -------
Total distributions ..................................            --               --                 --              --
                                                              -------          -------            -------         -------
Net asset value, end of period .......................        $  9.77          $  9.76            $  9.77         $
9.77
                                                              =======          =======            =======
=======
TOTAL RETURN (B) .....................................          (2.30)%         (11.27)%            (3.55)%
(2.30)%
                                                              =======          =======            =======
=======

RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's) .................            $77             $129                 $9
$1,045
Ratio of operating expenses to average net assets ....           1.50%(c)         2.25% (c)
2.25%(c)        1.25% (c)
Ratio of net investment loss to average net assets ...          (0.84)%(c)       (1.59)% (c)
(1.59)%(c)      (0.59)% (c)
Portfolio turnover rate ..............................             59%              59%                59%             59%
Ratio of operating expenses to average net assets
    without expenses reimbursed by investment advisor           13.14%(c)        13.89% (c)
13.89%(c)       12.89%(c)
Average commission rate (d) ..........................        $0.0562          $0.0562            $0.0562
$0.0562
                                                              =======          =======            =======
=======

-----------------------
(a) Munder Micro-Cap Equity Fund Class A Shares, Class B Shares, Class C Shares, and Class Y
Shares commenced operations
    on December 26, 1996, February 24, 1997, March 31, 1997, and December 26, 1996,
respectively.
(b) Total return represents aggregate total return for the period indicated and does not reflect any applicable sales
    charges.
(c) Annualized.
(d) Average commission rate paid per share of securities purchased and sold by the Fund.
(e) Per share numbers have been calculated using the average shares method, which more appropriately presents the per
    share data for the period since the use of the undistributed net investment income method did not accord with the
    results of operations.
                                            See Notes to Financial Statements.

MUNDER MICRO-CAP EQUITY FUND
 FINANCIAL HIGHLIGHTS, FOR A SHARE OUTSTANDING THROUGHOUT THE
PERIOD (UNAUDITED)

=====================================================================
==========

                                                                      CLASS
                                                                     K SHARES
                                                                    -----------
                                                                      PERIOD
                                                                      ENDED
                                                                    4/30/97(a,e)
                                                                    -----------

Net asset value, beginning of period.........................        $ 10.11
                                                                     -------
Income from investment operations:
Net investment loss..........................................          (0.02)
Net realized and unrealized loss on investments..............          (0.32)
                                                                     -------
Total from investment operations.............................          (0.34)
                                                                     -------
Less distributions:
Dividends from net investment income.........................           --
                                                                     -------
Total distributions..........................................           --
                                                                     -------
Net asset value, end of period...............................        $  9.77
                                                                     =======
Total return (b)  ...........................................          (3.36)%
                                                                     =======
Ratios to average net assets/supplemental data:
Net assets, end of period (in 000's).........................            $113
Ratio of operating expenses to average net assets............           1.50%(c)
Ratio of net investment loss to average net assets...........         (0.84)%(c)
Portfolio turnover rate......................................             59%
Ratio of operating expenses to average net assets without
    expenses reimbursed by investment advisor................          13.14%(c)
Average commission rate (d)..................................         $0.0562

---------------------
(a) Munder Micro-Cap Equity Fund Class K Shares commenced operations on December 31, 1996.
(b) Total return represents aggregate total return for the period indicated.
(c) Annualized.
(d) Average commission rate paid per share of securities purchased and sold by the Fund.
(e) Per share numbers have been calculated using the average shares method, which more appropriately presents the per share data for the period since the use of the undistributed net investment income method did not accord with the results of operations.

                       See Notes to Financial Statements.

MUNDER SMALL-CAP VALUE FUND
 FINANCIAL HIGHLIGHTS, FOR A SHARE OUTSTANDING THROUGHOUT THE
PERIOD (UNAUDITED)
=====================================================================
===========

                                                             CLASS               CLASS                 CLASS
CLASS
                                                            A SHARES           B SHARES              C SHARES
Y SHARES
                                                          -----------         ----------            -----------        ----------
                                                            PERIOD              PERIOD                PERIOD
PERIOD
                                                            ENDED               ENDED                 ENDED
ENDED
                                                           4/30/97(a)          4/30/97(a)            4/30/97(a)
4/30/97(a)
                                                          ----------------------------------------------------------------------
Net asset value, beginning of period .................     $ 10.22             $ 10.76               $ 10.22
$ 10.00
                                                           -------             -------               -------            -------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income ................................        0.00(e)             0.00(e)               0.00(e)
0.01
Net realized and unrealized gain/(loss) on investments        0.31               (0.24)                 0.30
0.52
                                                           -------             -------               -------            -------
Total from investment operations .....................        0.31               (0.24)                 0.30
0.53
                                                           -------             -------               -------            -------
LESS DISTRIBUTIONS:
Dividends from net investment income .................        --                  --                    --                 --
                                                           -------             -------               -------            -------
Total distributions ..................................        --                  --                    --                 --
                                                           -------             -------               -------            -------
Net asset value, end of period .......................     $ 10.53             $ 10.52               $ 10.52
$ 10.53
                                                           =======             =======               =======
=======
TOTAL RETURN (B) ............                                 3.03%              (2.23)%                2.94%
5.30%
                                                           =======             =======               =======
=======
RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's) .................        $665                $124                   $25
$11,773
                                                           -------             -------               -------            -------
Ratio of operating expenses to average net assets ....        1.25%(c)            2.00%(c)
2.00%(c)            1.00%(c)
Ratio of net investment income/(loss) to average net
  assets .............................................        0.60%(c)           (0.15)%(c)           (0.15)%(c)
0.85%(c)
Portfolio turnover rate ..............................          21%                 21%                   21%
21%
                                                           -------             -------               -------            -------
Ratio of operating expenses to average net assets
    without expenses reimbursed by investment advisor         2.35%(c)            3.10%(c)
3.10% (c)           2.10%(c)
Average commission rate (d) ..........................     $0.0364             $0.0364               $0.0364
$0.0364

-------------------------
(a) Munder Small-Cap Value Fund Class A Shares, Class B Shares, Class C Shares, and Class Y
Shares commenced operations on
    January 10, 1997, February 11, 1997, January 13, 1997, and December 31, 1996, respectively.
(b) Total return represents aggregate total return for the period indicated and does not reflect any applicable sales charges.
(c) Annualized.
(d) Average commission rate paid per share of securities purchased and sold by the Fund.
(e) Amount represents less than $0.01 per share.

                                               See Notes to Financial Statements.

MUNDER SMALL-CAP VALUE FUND
 FINANCIAL HIGHLIGHTS, FOR A SHARE OUTSTANDING THROUGHOUT THE
PERIOD (UNAUDITED)

=====================================================================
==========

                                                                     CLASS
                                                                    K SHARES
                                                                  ----------
                                                                     PERIOD
                                                                     ENDED
                                                                   4/30/97(a)
                                                                  ----------

Net asset value, beginning of period ......................         $   10.08
                                                                    ---------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income ..........................                         0.00(e)
Net realized and unrealized gain/(loss) on investments ....              0.45
                                                                    ---------
Total from investment operations ..........................              0.45
                                                                    ---------
LESS DISTRIBUTIONS:
Dividends from net investment income ......................              --
                                                                    ---------
Total distributions .......................................              --
                                                                    ---------
Net asset value, end of period ............................         $   10.53
                                                                    =========
TOTAL RETURN (b) ..........................................              4.46%
                                                                    =========
RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's) ......................           $33,996
Ratio of operating expenses to average net assets .........             1.25%(c)
Ratio of net investment income/(loss) to average net assets             0.60%(c)
Portfolio turnover rate ...................................               21%
Ratio of operating expenses to average net assets
    without expenses reimbursed by investment advisor .....             2.35%(c)
Average commission rate (d) ...............................           $0.0364

------------------
(a) Munder Small-Cap Value Fund Class K Shares commenced operations on December 31, 1996.
(b) Total return represents aggregate total return for the period indicated.
(c) Annualized.
(d) Average commission rate paid per share of securities purchased and sold by the Fund.
(e) Amount represents less than $0.01 per share.

THE MUNDER FUNDS
NOTES TO FINANCIAL STATEMENTS, APRIL 30, 1997 (UNAUDITED)

1.    ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

      The Munder Funds, Inc. (the "Company") is registered under the Investment Company Act of 1940, as amended, (the "1940 Act"), as an open-end investment company, which was organized as a Maryland corporation on November 18, 1992. The Company consists of fourteen portfolios currently in operation. Information presented in these financial statements pertains only to Munder Micro-Cap Equity Fund and Munder Small-Cap Value Fund (each a "Fund", and collectively, the "Funds").

      The Funds offer five classes of shares -- Class A, Class B, Class C, Class K and Class Y Shares. Each class of shares has identical rights and privileges, except with respect to the effect of the respective sales charges to each class, the distribution fees borne by each class, expenses allocable exclusively to each class, voting rights on matters affecting a single class and the exchange privileges of each class. Each Fund is classified as a diversified management investment company under the 1940 Act.

      The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements:

      Security Valuation: Securities traded on a recognized stock exchange or on the NASDAQ National Market System ("NASDAQ") are valued at the last sale price on the securities exchange on which such securities are primarily traded or at the last sale price on the national securities market as of the close of business on the date of the valuation. Securities traded on a national securities exchange or on NASDAQ for which there were no sales on the date of valuation and securities traded on over-the-counter markets, including listed securities for which the primary market is believed to be over-the-counter, are valued at the mean between the most recently quoted bid and asked prices. Restricted securities and securities and assets for which market quotations are not readily available, are valued at fair value by the advisor, under the supervision of the Board of Directors. Portfolio securities primarily traded on the London Stock Exchange are generally valued at the mid-price between the current bid and asked prices. Portfolio securities that are primarily traded on foreign securities exchanges, other than the London Stock Exchange, are generally valued at the preceding closing values of such securities on their respective exchanges, except when an occurrence subsequent to the time a value was so established is likely to have changed such value. In such an event, the fair value of those securities will be determined through the consideration of other factors by or under the direction of the Board of Directors.

      Repurchase Agreements: Each Fund may engage in repurchase agreement transactions. Under the terms of a typical repurchase agreement, the Fund takes possession of an underlying debt obligation subject to an obligation of the seller to repurchase, and the Fund to resell, the obligation at an agreed-upon price and time, thereby determining the yield during the Fund's holding period. This arrangement results in a fixed rate of return that is not subject to market fluctuations during the Fund's holding period. The value of the collateral is at least equal, at all times, to the total amount of the repurchase obligations, including interest. In the event of counterparty default, the Fund has the right to use the collateral to satisfy the terms of the repurchase agreement. However, there could be potential loss to the Fund in the event the Fund is delayed or prevented from exercising its right to dispose of the collateral securities, including the risk of a possible decline in the value of the collateral securities during the period while the Fund seeks to assert its rights. The Fund's investment advisor, acting under the supervision of the Board of Directors, reviews the value of the collateral and the creditworthiness of those banks and dealers with which a Fund enters into repurchase agreements to evaluate potential risks.

      Security Transactions and Investment Income: Security transactions are recorded on the trade date. The cost of investments sold is determined by use of the specific identification method for both financial reporting and income tax purposes. Interest income is recorded on the accrual basis. Dividends are recorded on the ex-dividend date, except that certain dividends from foreign securities are recorded as soon as the Fund is informed of the ex-dividend date. General expenses of the Funds are allocated to each Fund based upon relative net assets of each Fund. Operating expenses of each Fund directly attributable to a class of shares are charged to that class' operations. Expenses of each Fund not directly attributable to the operations of any class of shares are prorated among the classes based on the relative average net assets of each class.

      Dividends and Distributions to Shareholders: Dividends from net investment income are declared and paid at least annually by the Funds. Each Fund's net realized capital gains (including net short-term capital gains), if any, are declared and distributed at least annually. Distributions to shareholders are recorded on the ex-dividend date.

      Income dividends and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences are primarily due to differing treatments of income and gains on various investment securities held by a Fund, timing differences and differing characterization of distributions made by a Fund as a whole.

      Federal Income Taxes: Each Fund intends to continue to qualify as a regulated investment company by complying with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies and to distribute substantially all of its earnings to its shareholders. Therefore, no Federal income or excise tax provision is required.

2.    INVESTMENT ADVISOR, ADMINISTRATOR, CUSTODIAN, TRANSFER AGENT
AND OTHER
      RELATED PARTY TRANSACTIONS

      Munder Capital Management (the "Advisor"), an independent investment management firm, serves as each Fund's investment advisor. For its advisory services, the Advisor is entitled to receive from each Fund a fee, computed daily and payable monthly, based on the average daily net assets of the respective Fund, at the following annual rates:
                                                              FEES ON AVERAGE
                                                              DAILY NET ASSETS
                                                              ----------------
Munder Micro-Cap Equity Fund..........................             1.00%
Munder Small-Cap Value Fund...........................             0.75%

      For the period ended April 30, 1997, the Advisor reimbursed expenses of $34,479 and $31,655 for the Munder Micro-Cap Equity Fund and the Munder Small-Cap Value Fund, respectively.

      First Data Investor Services Group, Inc. ("First Data") (the "Administrator"), serves as the Funds' administrator and assists in all aspects of their administration and operations. First Data also serves as the Funds' transfer agent and dividend disbursing agent ("Transfer Agent").

      As compensation for its services, the Administrator and Transfer Agent are entitled to receive fees, based on the aggregate average daily net assets of the Funds and certain other investment portfolios that are advised by the Advisor and for which First Data provides services, computed daily and payable monthly, at an annual rate of 0.12% of the first $2.8 billion of net assets, plus 0.105% of the next $2.2 billion of net assets, plus 0.10% of all net assets in excess of $5 billion with a $1.2 million minimum fee per annum in the aggregate for all portfolios with respect to the Administrator; 0.02% of the first $2.8 billion of net assets, plus 0.015% of the next $2.2 billion of net assets, plus 0.01% of net assets in excess of $5 billion with a $120,000 minimum fee per annum in the aggregate for all portfolios with respect to the Transfer Agent. The Transfer Agent and Administrator are also entitled to reimbursement for out-of-pocket expenses. The Administrator has entered into a Sub-Administration Agreement with Funds Distributor, Inc. ("FDI" or the "Distributor") under which FDI provides certain administrative services with respect to the Funds. The Administrator pays FDI a fee for these services out of its own resources at no additional cost to the Funds.

      Comerica Bank ("Comerica") provides custodial services to the Funds. As compensation for its services, Comerica is entitled to receive fees, based on the aggregate average daily net assets of the Funds and certain other investment portfolios advised by the Advisor for which Comerica provides services, computed daily and payable monthly at an annual rate of 0.03% of the first $100 million of average daily net assets, plus 0.02% of the next $500 million of net assets, and 0.01% of net assets in excess of $600 million. Comerica also receives certain transaction based fees. Comerica earned $13,666 for its services to the Funds for the period ended April 30, 1997. Morgan Stanley Trust Company ("Morgan Stanley") serves as the custodian of foreign securities for the Funds.

      Each Director of the Company is paid an aggregate fee consisting of a $20,000 annual retainer for services in such capacity plus $1,500 for each meeting attended per year, plus out-of-pocket expenses incurred as a Board member, for services provided as a Board member of the Company, Munder Funds Trust, St. Clair Funds, Inc. and Munder Framlington Funds Trust. The Directors are also reimbursed for any expenses incurred by them in connection with their duties as Directors. No officer, director or employee of the Advisor, Comerica, Morgan Stanley, FDI or First Data currently receives any compensation from THE COMPANY.

3.    SHAREHOLDER DISTRIBUTION AND SERVICE PLANS

      FDI serves as the distributor of the Funds' shares. For the period ended April 30, 1997, the Distributor received $29,831, representing commissions (sales charges) on sales of Class A Shares of the Funds. For the period ended April 30, 1997, the Distributor received no contingent deferred sales charges from Class B and Class C Shares of the Funds.

      The Company has adopted Service Plans and Distribution and Service Plans (collectively, the "Plans") pursuant to Rule 12b-1, adopted by the Securities and Exchange Commission under the 1940 Act, with respect to the Class A, Class B and Class C Shares. Under the Plans, the Distributor uses the service fees primarily to pay ongoing trail commissions to securities dealers and other financial institutions and organizations (collectively, the "Service Organizations") who provide shareholder services for the Funds. The Plans also permit payments to be made by each Fund to the Distributor for expenditures incurred by the Distributor in connection with the distribution of Fund shares to investors and provision of certain shareholder services (which include but are not limited to the payment of compensation, including compensation to Service Organizations to obtain various distribution related services for the Funds). The Company has also adopted a Shareholder Servicing Plan (the "Class K Plan") for the Class K Shares of each Fund. Under the Class K Plans, the Funds are permitted to enter into agreements with institutions that provide shareholder services to their customers. For the period ended April 30, 1997, the contractual rates, as a percentage of average daily net assets, under the Plans and the Class K Plans are as follows:

                   CLASS A         CLASS B        CLASS C         CLASS K
                    SHARES         SHARES         SHARES           SHARES
                  12B-1 FEES     12B-1 FEES     12B-1 FEES      SERVICE FEES
                  ----------     ----------     ----------      ------------
Each Fund ...       0.25%            1.00%          1.00%          0.25%

4.    SECURITIES TRANSACTIONS

      For the period ended April 30, 1997, purchases and sales of securities other than short-term investments and U.S. Government securities were as follows:

                                   Cost of Purchases        Proceeds from Sales
Munder Micro-Cap Equity Fund ......   $ 1,677,551               $  362,907
Munder Small-Cap Value Fund .......    22,687,462                1,455,642

      At April 30, 1997, aggregate gross unrealized appreciation for all securities for which there was an excess of value over tax cost and aggregate gross unrealized depreciation for all securities for which there was an excess of tax cost over value for Federal income tax purposes was as follows:

                                             Tax Basis            Tax Basis
                                            Unrealized            Unrealized
                                           Appreciation          Depreciation
Munder Micro-Cap Equity Fund .........       $ 73,008             $117,989
Munder Small-Cap Value Fund ..........        471,819              888,948





Munder International Bond Fund
Portfolio of Investments, December 31, 1996 (Unaudited)


Principal
Amount                                                               Value
----------                                                          ----------

FOREIGN BONDS AND NOTES -- 88.0%

Australia -- 1.2%
     Government -- 1.2%
AUD           500,000   Queensland Treasury Corporation,
                          Government Bond, Series 5,
                          6.500% due 06/14/2005                     $      370,971
                                                                    --------------
Belguim -- 3.5%
     Government -- 3.5%
BEL        28,000,000   Kingdom of Belgium, Series 10,
                          8.750% due 06/25/2002                          1,041,633
                                                                    --------------
Canada -- 8.5%
     Government -- 8.5%
                        Government of Canada:
CAD           850,000     Series A60,
                          6.500% due 09/01/1998                            644,319
            2,000,000     6.500% due 06/01/2004                          1,489,541
              500,000     8.000% due 06/01/2023                            406,155
                                                                    --------------
                                                                         2,540,015
                                                                    --------------
Denmark -- 2.2%
     Government -- 2.2%
DKK         3,500,000   Kingdom of Denmark,
                          8.000% due 05/15/2003                            658,736
                                                                    --------------

Finland -- 0.9%
     Government -- 0.9%
FIM         1,000,000   Republic of Finland,
                          9.500% due 03/15/2004                            263,717
                                                                    --------------

France -- 2.8%
     Government -- 2.8%
FRF         3,600,000   Government of France,
                          8.500% due 12/26/2012                            845,586
                                                                    --------------

Germany -- 20.1%
     Finance -- 3.8%
DEM         1,700,000   Suedwest LB Capital Markets,
                          5.000% due 02/08/1999                          1,133,665

     Government -- 12.2%
            2,500,000   Federal Republic of Germany, Series 95,
                          6.500% due 10/14/2005                          1,703,545
            2,600,000   German Unity Fund,
                          8.000% due 01/21/2002                          1,923,579



     Supranational -- 4.1%
DEM         1,750,000   International Bank of Reconstruction
                          & Development,
                          7.250% due 10/13/1999                          1,231,602
                                                                    --------------
                                                                         5,992,391
                                                                    --------------

Italy -- 8.8%
     Government -- 8.8%
                        Government of Italy:
ITL     1,800,000,000     10.000% due 08/01/2003                         1,356,230
        1,700,000,000     9.500% due 01/01/2005                          1,259,591
                                                                    --------------
                                                                         2,615,821
                                                                    --------------

Japan -- 17.9%
     Finance -- 1.6%
JPY        50,000,000   Development Bank of Japan,
                          5.000% due 10/01/1999                            478,424

     Government -- 16.3%
                        Government of Japan, 10-Year Issue:
          225,000,000     Series 142,
                          6.700% due 09/20/2001                          2,380,947
          250,000,000     Series 161,
                          4.700% due 09/22/2003                          2,482,946
                                                                    --------------
                                                                         5,342,317
                                                                    --------------

Netherlands -- 4.3%
     Government -- 4.3%
NLG         1,900,000   Government of Netherlands, Series 2,
                          8.250% due 06/15/2002                          1,272,679
                                                                    --------------

Spain -- 3.4%
     Government -- 3.4%
ESP       110,000,000   Government of Spain,
                          10.500% due 10/30/2003                         1,030,056
                                                                    --------------

Sweden -- 2.4%
     Government -- 2.4%
SEK         5,000,000   Government of Sweden, Series 1038,
                          6.500% due 10/25/2006                            722,158
                                                                    --------------

United Kingdom -- 12.0%
     Finance -- 4.4%
GBP       750,000  General Electric Capital Corporation,
                     7.500% due 12/01/1998                               1,293,310



GBP  Government -- 3.1%
         525,000   United Kingdom Treasury,
                     8.000% due 06/07/2021                                 936,991

     Supranational -- 4.5%
         750,000   European Investment Bank,
                     8.500% due 11/06/2001                               1,342,171
                                                                    --------------
                                                                         3,572,472
                                                                    --------------

TOTAL FOREIGN BONDS AND NOTES
  (Cost $26,003,534)                                                    26,268,552
                                                                    --------------

GOVERNMENT AGENCY OBLIGATIONS -- 6.1%

JPY   130,000,000  Federal National Mortgage Association,
                   Global Bond,
                     2.000% due 12/20/1999                               1,150,963
DEM     1,000,000  Tennessee Valley Authority, Global Bond,
                     6.375% due 09/18/2006                                 665,237
                                                                    --------------

TOTAL GOVERNMENT AGENCY OBLIGATIONS
  (Cost $1,841,996)                                                      1,816,200
                                                                    --------------

REPURCHASE AGREEMENT -- 3.8%
  (Cost $1,122,000)

U.S.    $1,122,000 Agreement with Morgan (J.P.) & Company,
                     5.750% dated  12/31/1996 to be repurchased
                     at $1,122,358 on 01/02/1997,
                     collateralized by $979,000 U.S.
                     Treasury Bond, 8.125% due 05/15/2020
                     (value $1,155,594)                                  1,122,000
                                                                    --------------

TOTAL INVESTMENTS (Cost $28,967,530*)                 97.9%             29,206,752
OTHER ASSETS AND LIABILITIES (Net)                     2.1                 628,077
                                                     -----          --------------
NET ASSETS                                           100.0%         $   29,834,829
                                                     =====          ==============

----------------
* Aggregate cost for Federal tax purposes.

ABBREVIATIONS:
AUD --   Australian Dollar
BEL --   Belgian Francs
CAD --   Canadian Dollar
         German Deutsche
DEM --   Mark
DKK --   Danish Krone
ESP --   Spanish Peseta
FIM --   Finnish Markka
FRF --   French Franc
         Great British
GBP --   Pound
ITL --   Italian Lira
JPY --   Japanese Yen
         Netherlands
NLG --   Guilder
SEK --   Swedish Krona

See Notes to Financial Statements.





The Munder Funds
Statements of Assets and Liabilities, Period Ended December 31, 1996
(Unaudited)


                                               INCOME FUNDS
                                               ------------
                                               Munder
                                               International
                                               Bond
                                               Fund
                                               -------------
ASSETS:
Investments, at value
  See accompanying schedules:
    Securities .............................     $28,084,752
    Repurchase Agreements ..................       1,122,000
                                                 -----------
Total Investments ..........................      29,206,752
Cash .......................................             974
Interest receivable ........................         613,355
Dividends receivable .......................          --
Receivable for investment securities sold ..          --
Receivable for Fund shares sold ............          --
Unamortized organization cost ..............          --
Prepaid expenses ...........................          45,792
                                                ------------
      Total Assets .........................      29,866,873
                                                ------------
LIABILITIES:
Payable for Fund shares redeemed ...........          --
Investment advisory fee payable ............          23,535
Administration fee payable .................           2,756
Shareholder servicing fees payable .........          --
Distribution fees payable ..................               2
Transfer agent fee payable .................             818
Custodian fees payable .....................           1,161
Legal and audit fees payable ...............           2,191
Due to custodian ...........................          --
Accrued Trustees'/Directors' fees and
  expenses .................................             106
Accrued expenses and other payables ........           1,475
                                                 -----------
      Total Liabilities ....................          32,044
                                                 -----------
NET ASSETS .................................     $29,834,829
                                                 ===========
Investments, at cost .......................     $28,967,530
                                                 ===========

See Notes to Financial Statements.



The Munder Funds
Statements of Assets and Liabilities, Period Ended December 31, 1996
(Unaudited)
(Continued)


                                                                 INCOME FUNDS
                                                                 -------------
                                                                 Munder
                                                                 International
                                                                 Bond
                                                                 Fund
                                                                 -------------
NET ASSETS  consist of:
Undistributed net investment
  income/(distributions in excess of net
  investment income) .........................................   $     31,879
Accumulated net realized gain/(loss) on investments sold .....        140,040
Net unrealized appreciation/(depreciation) of investments ....        234,131
Par value ....................................................         29,354
Paid-in capital in excess of par value .......................     29,399,425
                                                                 ------------
                                                                 $ 29,834,829
                                                                 ============
NET ASSETS:
Class A Shares ...............................................   $     14,531
                                                                 ============
Class B Shares ...............................................        --
                                                                 ============
Class C Shares ...............................................        --
                                                                 ============
Class K Shares ...............................................        --
                                                                 ============
Class Y Shares ...............................................   $ 29,820,298
                                                                 ============
SHARES OUTSTANDING:
Class A Shares ...............................................          1,430
                                                                 ============
Class B Shares ...............................................         --
                                                                 ============
Class C Shares ...............................................         --
                                                                 ============
Class K Shares ...............................................         --
                                                                 ============
Class Y Shares ...............................................      2,934,068
                                                                 ============
CLASS A SHARES:
Net asset value and redemption price per share ...............   $      10.16
                                                                 ============
Maximum sales charge .........................................           4.00%
Maximum offering price per share .............................   $      10.58
                                                                 ============
CLASS B SHARES:
Net asset value and offering price per share* ................         N/A
                                                                    ==========
CLASS C SHARES:
Net asset value and offering price per share* ................         N/A
                                                                    ==========
CLASS K SHARES:
Net asset value, offering price and redemption price per share         N/A
                                                                    ==========
CLASS Y SHARES:
Net asset value, offering price and redemption price per share   $       10.16
                                                                 =============

* Redemption price per share is equal to Net Asset Value less any applicable contingent deferred sales charge ("CDSC").

See Notes to Financial Statements.



The Munder Funds
Statements of Operations, Period Ended December 31, 1996 (Unaudited)


                                                               INCOME FUNDS
                                                               -------------
                                                               Munder
                                                               International
                                                               Bond
                                                               Fund(a)
                                                               -------------
INVESTMENT INCOME:
Interest (Net of foreign withholding taxes of $6,444 for
  the Munder International Bond Fund)  .....................   $  327,368
Dividends  .................................................           --
                                                               ----------
        Total investment income  ...........................      327,368
                                                               ----------
EXPENSES:
Distribution and shareholder servicing fees:
  Class A Shares  ..........................................            6
  Class B Shares  ..........................................           --
  Class C Shares  ..........................................           --
Shareholder servicing fees:
  Class K Shares  ..........................................           --
Investment advisory fee  ...................................       34,212
Administration fee  ........................................        7,753
Transfer agent fee  ........................................        1,208
Custodian fees  ............................................        1,161
Trustees'/Directors' fees and expenses  ....................          253
Amortization of organization costs  ........................           --
Registration and filing fees  ..............................        9,148
Other  .....................................................        4,408
                                                               ----------
        Total Expenses  ....................................       58,149
Fees waived by investment advisor  .........................           --
                                                               ----------
        Net Expenses  ......................................       58,149
                                                               ----------
NET INVESTMENT INCOME  .....................................      269,219
                                                               ----------
NET REALIZED AND UNREALIZED GAIN/(LOSS) ON INVESTMENTS:
Net realized gain/(loss) from:
  Security transactions  ...................................      159,993
  Forward foreign exchange contracts  ......................     (119,346)
  Foreign currency transactions  ...........................       99,393
Net change in unrealized appreciation/(depreciation) of:
  Securities  ..............................................      239,222
  Foreign currency and net other assets  ...................       (5,091)
                                                               ----------
Net realized and unrealized gain on investments  ...........      374,171
                                                               ----------
NET INCREASE IN NET ASSETS RESULTING FROM
  OPERATIONS  ..............................................   $  643,390
                                                               ==========

(a) The Munder International Bond Fund commenced operations on October 2,
    1996.

See Notes to Financial Statements.



The Munder Funds
Statements of Changes in Net Assets, Period Ended December 31, 1996 (Unaudited)


                                                               INCOME FUNDS
                                                               -------------
                                                               Munder
                                                               International
                                                               Bond
                                                               Fund(a)
                                                               -------------
Net investment income  .....................................    $    269,219
Net realized gain/(loss) on investments sold during the
  period  ..................................................         140,040
Net change in unrealized appreciation of investments during
  the period  ..............................................         234,131
                                                                ------------
Net increase in net assets resulting from operations  ......         643,390
Dividends to shareholders from net investment income:
  Class A Shares  ..........................................            (111)
  Class B Shares  ..........................................          --
  Class C Shares  ..........................................          --
  Class K Shares  ..........................................          --
  Class Y Shares  ..........................................        (237,229)
Distributions to shareholders from net realized gains:
  Class A Shares  ..........................................          --
  Class B Shares  ..........................................          --
  Class C Shares  ..........................................          --
  Class K Shares  ..........................................          --
  Class Y Shares  ..........................................          --
Net increase/(decrease) in net assets from Fund
  share transactions:
  Class A Shares  ..........................................          14,441
  Class B Shares  ..........................................          --
  Class C Shares  ..........................................          --
  Class K Shares  ..........................................          --
  Class Y Shares  ..........................................      29,414,338
                                                                ------------
Net increase/(decrease) in net assets  .....................      29,834,829
NET ASSETS:
Beginning of period  .......................................          --
                                                                ------------
End of period  .............................................    $ 29,834,829
                                                                ============
Undistributed net investment income/(distributions
  in excess of net investment income).......................    $     31,879
                                                                ============

(a) The Munder International Bond Fund commenced operations on October 2, 1996.

See Notes to Financial Statements.





The Munder Funds
Statements of Changes - Capital Stock Activity, Period Ended December 31, 1996 (Unaudited)


                                               INCOME FUNDS
                                               ------------
                                               Munder
                                               International
                                               Bond
                                               Fund(a)
                                               -------------
Amount
Class A Shares:
Sold .......................................    $    14,329
Issued as reinvestment of dividends ........            112
Redeemed ...................................         --
                                                -----------
Net increase ...............................    $    14,441
                                                ===========
Class B Shares:
Sold .......................................         --
Issued as reinvestment of dividends ........         --
Redeemed ...................................         --
                                                -----------
Net increase ...............................         --
                                                ===========
Class C Shares:
Sold .......................................         --
Issued as reinvestment of dividends ........         --
Redeemed ...................................         --
                                                -----------
Net increase ...............................         --
                                                ===========
Class K Shares:
Sold .......................................         --
Issued as reinvestment of dividends ........         --
Redeemed ...................................         --
                                                -----------
Net increase/(decrease) ....................         --
                                                ===========
Class Y Shares:
Sold .......................................    $29,436,263
Issued as reinvestment of dividends ........          5,749
Redeemed ...................................        (27,674)
                                                -----------
Net increase/(decrease) ....................    $29,414,338
                                                ===========

(a) The Munder International Bond Fund Class A Shares and Class Y Shares commenced operations on October 17, 1996 and October 2, 1996, respectively.

See Notes to Financial Statements.



The Munder Funds
Statements of Changes - Capital Stock Activity, Period Ended December 31, 1996 (Unaudited)
(Continued)

                                                INCOME FUNDS
                                                -------------
                                                Munder
                                                International
                                                Bond
                                                Fund(a)
                                                -------------
Shares
Class A Shares:
Sold .......................................         1,419
Issued as reinvestment of dividends ........            11
Redeemed ...................................         --
                                                ----------
Net increase ...............................         1,430
                                                ==========
Class B Shares:
Sold .......................................         --
Issued as reinvestment of dividends ........         --
Redeemed ...................................         --
                                                ----------
Net increase ...............................         --
                                                ==========
Class C Shares:
Sold .......................................         --
Issued as reinvestment of dividends ........         --
Redeemed ...................................         --
                                                ----------
Net increase ...............................         --
                                                ==========
Class K Shares:
Sold .......................................         --
Issued as reinvestment of dividends ........         --
Redeemed ...................................         --
                                                ----------
Net increase/(decrease) ....................         --
                                                ==========
Class Y Shares:
Sold .......................................     2,936,217
Issued as reinvestment of dividends ........           569
Redeemed ...................................        (2,718)
                                                ----------
Net increase/(decrease) ....................     2,934,068
                                                ==========

(a) The Munder International Bond Fund Class A Shares and Class Y Shares commenced operations on October 17, 1996 and October 2, 1996, respectively.

See Notes to Financial Statements.




Munder International Bond Fund
Financial Highlights, For a Share Outstanding Throughout The Period(e)

                                                                 A Shares         Y Shares
                                                                 -------------   --------------
                                                                 Period          Period
                                                                 Ended           Ended
                                                                 12/31/96(a,d)   12/31/96 (a,d)
                                                                 (Unaudited)     (Unaudited)
                                                                 -------------   ---------------
Net asset value, beginning of period .........................          $ 9.98         $   10.00
                                                                        ------         ---------
Income from investment operations:
Net investment income ........................................            0.08              0.10
Net realized and unrealized gain on investments ..............            0.18              0.14
                                                                        ------         ---------
Total from investment operations .............................            0.26              0.24
                                                                        ------         ---------
Less distributions:
Dividends from net investment income .........................           (0.08)            (0.08)
                                                                        ------         ---------
Total distributions ..........................................           (0.08)            (0.08)
                                                                        ------         ---------
Net asset value, end of period ...............................          $10.16         $   10.16
                                                                        ======         =========
Total return (b) .............................................            2.59%             2.43%
                                                                        ======         =========
Ratios to average net assets/supplemental data:
Net assets, end of period (in 000's) .........................          $   15           $29,820
Ratio of operating expenses to average net assets ............            1.10%(c)          0.85%(c)
Ratio of net investment income to average net assets .........            3.68%(c)          3.93%(c)
Portfolio turnover rate ......................................              31%               31%
Ratio of operating expenses to average net assets without
  waivers ....................................................            1.10%(c)          0.85%(c)
Net investment income per share without waivers ..............          $ 0.08           $  0.10

(a) The Munder International Bond Fund Class A Shares and Class Y Shares commenced operations on October 17, 1996 and October 2, 1996, respectively.

(b) Total return represents aggregate total return for the period indicated and does not reflect any applicable sales charges.

(c) Annualized.

(d) Per share numbers have been calculated using the average shares method, which more appropriately presents the per share data for the period since the use of the undistributed net investment income method did not accord with the results of operations.

(e) The Fund is authorized to issue Class B Shares and Class C Shares. As of December 31, 1996, the Fund had not commenced selling Class B Shares and Class C Shares.

See Notes to Financial Statements.





The Munder Funds
Notes To Financial Statements, December 31, 1996 (Unaudited)

1. Organization and Significant Accounting Policies

      The Munder Funds, Inc. ("MFI") is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end investment company, which was organized as a Maryland corporation on November 18, 1992. The Munder Funds Trust ("MFT") is registered under the 1940 Act as an open-end investment company, which was organized as a Massachusetts business trust on August 30, 1989. MFI and MFT consist of 24 portfolios currently in operation. Information presented in these financial statements pertains only to the Income and the Money Market Funds set forth below (each a "Fund", and collectively, the "Munder Funds"). The financial statements for the remaining funds of MFI and MFT are presented under separate covers.



            MFI:
            Income Fund
            Munder International Bond Fund

            Money Market Fund
            Munder Money Market Fund

            MFT:
            Income Funds
            Munder Bond Fund
            Munder Intermediate Bond Fund
            Munder U.S. Government Income Fund
            Munder Michigan Triple Tax-Free Bond Fund
            Munder Tax-Free Bond Fund
            Munder Tax-Free Intermediate Bond Fund

            Money Market Funds
            Munder Cash Investment Fund
            Munder Tax-Free Money Market Fund
            Munder U.S. Treasury Money Market Fund


      The Income Funds offer five classes of shares -- Class A, Class B, Class C, Class K and Class Y Shares. The Money Market Funds of MFT offer three classes of shares -- Class A, Class K and Class Y Shares. The Munder Money Market Fund offers four classes of shares -- Class A, Class B, Class C and Class Y Shares. The Financial Highlights of Class K Shares of the Munder Funds are presented in a separate semi-annual report. Each Fund is classified as a diversified management investment company under the 1940 Act, other than the Munder Tax-Free Intermediate Bond Fund, Munder Michigan Triple Tax-Free Bond Fund and Munder International Bond Fund which are classified as non-diversified.

      The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements:

      Security Valuation: With respect to the Income Funds, securities (including financial futures, if any) traded on a recognized stock exchange or on the NASDAQ National Market System ("NASDAQ") are valued at the last sale price on the securities exchange on which such securities are primarily traded or at the last sale price on the national securities market as of the close of business on the date of the valuation. Securities traded on a national securities exchange or on NASDAQ for which there were no sales on the date of valuation and securities traded on over-the-counter markets, including listed securities for which the primary market is believed to be over-the-counter, are valued at the mean between the most recently quoted bid and asked prices. Restricted securities and securities and assets for which market quotations are not readily available, are valued at fair value by the advisor, under the supervision of the Boards of Trustees and Directors. Portfolio securities primarily traded on the London Stock Exchange are generally valued at the mid-price between the current bid and asked prices. Portfolio securities that are primarily traded on foreign securities exchanges, other than the London Stock Exchange, are generally valued at the preceding closing values of such securities on their respective exchanges, except when an occurrence subsequent to the time a value was so established is likely to have changed such value. In such an event, the fair value of those securities will be determined through the consideration of other factors by or under the direction of the Boards of Trustees and Directors. Debt securities with remaining maturities of 60 days or less at the time of purchase are valued on an amortized cost basis, unless the Boards of Directors and Trustees determines that such valuation does not constitute fair value at that time. Under this method, such securities are valued initially at cost on the date of purchase (or on the 61st day before maturity). Debt securities in the Money Market Funds are also valued on an amortized cost basis, which approximates current market value. Under this method, securities are valued initially at cost when purchased. Thereafter, a constant proportionate amortization of any discount or premium is recorded until maturity of the security. Regular review and monitoring of the valuation of securities held by the Money Market Funds is performed pursuant to procedures established by the Boards of Trustees and Directors. Each Money Market Fund seeks to maintain a net asset value per share of $1.00.

      Forward Foreign Currency Contracts: The Munder International Bond Fund may engage in forward foreign currency contracts in an effort to reduce the level of volatility caused by changes in foreign currency exchange rates. The Fund may use forward foreign currency contracts to facilitate transactions in foreign securities and to manage the Funds currency exposure. Forward foreign currency contracts are valued at the exchange rate and are marked-to-market daily. The change in market value is recorded by the Fund as an unrealized gain or loss. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

      The use of forward foreign currency contracts does not eliminate fluctuations in the underlying prices of the Fund's securities, but it does establish a rate of exchange that can be achieved in the future. Although forward foreign currency contracts limit the risk of loss due to a decline in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency increase. In addition, the Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts.

      Foreign Currency: The books and records of the Munder International Bond Fund are maintained in United States ("U.S.") dollars. Foreign currencies, investments and other assets and liabilities are translated into U.S. dollars at the exchange rates prevailing at the end of the period. Purchases and sales of investment securities and items of income and expense are translated on the respective dates of such transactions. Unrealized gains and losses, not relating to securities, which result from changes in foreign currency exchange rates have been included in the unrealized appreciation/(depreciation) of foreign currency and net other assets. Net realized foreign currency gains and losses resulting from changes in exchange rates include foreign currency gains and losses between trade date and settlement date on investment security transactions, foreign currency transactions and the difference between the amounts of interest and dividends recorded on the books of the Fund and the amounts actually received. The portion of foreign currency gains and losses related to fluctuation in exchange rates between the initial purchase trade date and subsequent sale trade date is included in realized gains and losses on investment securities sold.

      Repurchase Agreements: Each Fund may engage in repurchase agreement transactions. Under the terms of a typical repurchase agreement, the Fund takes possession of an underlying debt obligation subject to an obligation of the seller to repurchase, and the Fund to resell, the obligation at an agreed-upon price and time, thereby determining the yield during the Fund's holding period. This arrangement results in a fixed rate of return that is not subject to market fluctuations during the Fund's holding period. The value of the collateral is at least equal, at all times, to the total amount of the repurchase obligations, including interest. In the event of counterparty default, the Fund has the right to use the collateral to satisfy the terms of the repurchase agreement. However, there could be potential loss to the Fund in the event the Fund is delayed or prevented from exercising its right to dispose of the collateral securities, including the risk of a possible decline in the value of the collateral securities during the period while the Fund seeks to assert its rights. The Munder Funds' investment advisor, acting under the supervision of the Boards of Trustees and Directors, reviews the value of the collateral and the creditworthiness of those banks and dealers with which a Fund enters into repurchase agreements to evaluate potential risks.

      Security Transactions and Investment Income: Security transactions are recorded on the trade date. The cost of investments sold is determined by use of the specific identification method for both financial reporting and income tax purposes. Interest income is recorded on the accrual basis. Dividends are recorded on the ex-dividend date, except that certain dividends from foreign securities are recorded as soon as the Fund is informed of the ex-dividend date. General expenses of the Munder Funds are allocated to each Fund based upon relative net assets of each Fund. Operating expenses of each Fund directly attributable to a class of shares are charged to that class' operations. Expenses of each Fund not directly attributable to the operations of any class of shares are prorated among the classes based on the relative average net assets of each class.

      Securities purchased or sold on a when-issued or delayed delivery basis may be settled a month or more after the trade date. Interest income is not accrued until settlement date. Each Fund instructs the custodian to segregate assets in a separate account with a current value at least equal to the amount of its when-issued purchase commitments.

      Dividends and Distributions to Shareholders: Dividends from net investment income are declared and paid monthly by the Income Funds (excluding the Munder International Bond Fund for which dividends are declared and paid quarterly); declared daily and paid monthly by the Money Market Funds. Each Fund's net realized capital gains (including net short-term capital gains), if any, are declared and distributed at least annually. Distributions to shareholders are recorded on the ex-dividend date.

      Income dividends and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences are primarily due to differing treatments of income and gains on various investment securities held by a Fund, timing differences and differing characterization of distributions made by a Fund as a whole.

      As determined at June 30, 1996, permanent differences resulting from different book and tax accounting for organizational costs, net operating losses, different book and tax accounting for currency gains and losses and market discount of certain debt instruments were reclassified to paid-in capital at year end. These reclassifications had no effect on net investment income, net assets or net asset value per share.

      Federal Income Taxes: Each Fund intends to continue to qualify as a regulated investment company by complying with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies and to distribute substantially all of its earnings to its shareholders. Therefore, no Federal income or excise tax provision is required.






2. Investment Advisor, Administrator, Custodian, Transfer Agent and Other Related Party Transactions

      Munder Capital Management (the "Advisor"), an independent investment management firm, serves as each Fund's advisor. For its advisory services, the Advisor is entitled to receive from each Fund a fee, computed daily and payable monthly, based on the average daily net assets of the respective Fund, at the following annual rates:

                                                            Fees on
                                                            Average
                                                           Daily Net
                                                             Assets
                                                        --------------
The Income Funds ....................................        0.50%
The Money Market Funds (excluding Munder Money Market
  Fund) .............................................        0.35%
Munder Money Market Fund ............................        0.40%

      The Advisor voluntarily waived a portion of its advisory fees for the Munder Michigan Triple Tax-Free Bond Fund, payable by the Fund, for the period ended December 31, 1996, as reflected in the Statement of Operations.

      First Data Investor Services Group, Inc. ("First Data") (the "Administrator"), serves as the Munder Funds' administrator and assists in all aspects of their administration and operations. First Data also serves as the Munder Funds' transfer agent and dividend disbursing agent ("Transfer Agent").

      As compensation for its services, the Administrator and Transfer Agent are entitled to receive a fee, based on the aggregate average daily net assets of the Funds and certain other investment portfolios that are advised by the Advisor and for which First Data provides services, computed daily and payable monthly, at an annual rate of 0.12% of the first $2.8 billion of net assets, plus 0.105% of the next $2.2 billion of net assets, plus 0.10% of all net assets in excess of $5 billion with respect to the Administrator; and 0.02% of the first $2.8 billion of net assets, plus 0.015% of the next $2.2 billion of net assets, plus 0.01% of net assets in excess of $5 billion with respect to the Transfer Agent. Administration fees payable by the Funds and certain other investment portfolios advised by the Advisor are subject to a minimum annual fee of $1.2 million to be allocated among each series and class thereof. The Transfer Agent and Administrator are also entitled to reimbursement for out-of-pocket expenses. The Administrator has entered into a Sub-Administration Agreement with Funds Distributor, Inc. ("FDI" or the "Distributor") under which FDI provides certain administrative services with respect to the Funds. The Administrator pays FDI a fee for these services out of its own resources at no additional cost to the Funds.

      Comerica Bank ("Comerica") provides custodial services to the Funds. As compensation for its services, Comerica is entitled to receive fees, based on the aggregate average daily net assets of the Funds and certain other investment portfolios advised by the Advisor for which Comerica provides services, computed daily and payable monthly at an annual rate of 0.03% of the first $100 million of average daily net assets, 0.02% of the next $500 million of net assets, and 0.01% of net assets in excess of $600 million. Comerica also receives certain transaction based fees. Comerica earned $209,113 for its services to the Income and Money Market Funds for the period ended December 31, 1996. Prior to the end of the fourth quarter of 1996, Boston Safe Deposit and Trust Company served as the custodian of foreign securities. Morgan Stanley Trust Company ("Morgan Stanley") currently serves as the custodian of foreign securities for the Munder Funds.

      From MFI and MFT and other investment companies that are advised by the Advisor of which they are a director or trustee, each Trustee of MFT and each Director of MFI is paid an aggregate fee of $14,000 per year, consisting of a $2,500 quarterly retainer for services in such capacity plus $1,000 for each meeting attended per year, plus out-of-pocket expenses incurred as a Board member. The Trustees or Directors are also reimbursed for any expenses incurred by them in connection with their duties as Trustees or Directors. No officer, director or employee of the Advisor, Comerica, Morgan Stanley, FDI or First Data currently receives any compensation from MFI or MFT.






3. Shareholder Distribution and Service Plans

      FDI serves as the distributor of the Munder Funds' shares. For the period ended December 31, 1996, the Distributor received $5,716, representing commissions (sales charges) on sales of Class A Shares of the Income Funds. For the period ended December 31, 1996, the Distributor received $447 in contingent deferred sales charges from Class B and Class C Shares of the Income Funds.

      The Munder Funds have adopted Shareholder Servicing Plans and Distribution and Service Plans (collectively, the "Plans") pursuant to Rule 12b-1, adopted by the Securities and Exchange Commission under the 1940 Act, with respect to the Class A, Class B and Class C Shares. Under the Plans, the Distributor uses the service fees primarily to pay ongoing trail commissions to securities dealers and other financial institutions and organizations (collectively, the "Service Organizations") who provide shareholder services for the Funds. The Class B and Class C Plans also permit payments to be made by the Funds to the Distributor for expenditures incurred by the Distributor in connection with the distribution of Fund shares to investors and provision of certain shareholder services (which include but are not limited to the payment of compensation, including compensation to Service Organizations to obtain various distribution related services for the Funds). The Munder Funds have also adopted Shareholder Servicing Plans (the "Class K Plans") for the Class K Shares of the Funds. Under the Class K Plans, the Munder Funds are permitted to enter into agreements with institutions that provide shareholder services to their customers. For the period ended December 31, 1996, the effective rates, as a percentage of average daily net assets, under the Shareholder Servicing and Distribution and Servicing Plans are as follows:

                                                           Class A        Class B        Class C        Class K
                                                           Shares         Shares         Shares          Shares
                                                         12b-1 Fees     12b-1 Fees     12b-1 Fees     Service Fees
                                                        ------------   ------------   ------------    ------------
The Income Funds ....................................       0.25%          1.00%          1.00%          0.25%
The Money Market Funds:
Munder Cash Investment Fund .........................       0.25%           N/A            N/A           0.15%
Munder Money Market Fund ............................       0.25%          1.00%          1.00%           N/A
Munder Tax-Free Money Market Fund ...................       0.25%           N/A            N/A           0.15%
Munder U.S. Treasury Money Market Fund ..............       0.25%           N/A            N/A           0.15%

4. Securities Transactions

      For the period ended December 31, 1996, purchases and sales of securities other than short-term investments and U.S. Government securities were as follows:

                                                          Cost of        Proceeds
                                                         Purchases      from Sales
                                                        -----------    ------------
Munder Bond Fund ....................................  $100,935,350    $ 97,608,908
Munder Intermediate Bond Fund .......................   378,144,592     454,924,410
Munder International Bond Fund ......................    34,148,774       6,372,747
Munder U.S. Government Income Fund ..................    13,205,168      20,816,069
Munder Michigan Triple Tax-Free Bond Fund ...........     7,109,267       3,543,181
Munder Tax-Free Bond Fund ...........................    33,910,090      31,324,738
Munder Tax-Free Intermediate Bond Fund ..............    20,984,088      51,264,521







      For the period ended December 31, 1996, purchases and sales of U.S. Government securities, excluding short-term investments were as follows:

                                                          Cost of        Proceeds
                                                         Purchases      from Sales
                                                        -----------    ------------

Munder Bond Fund ....................................  $ 74,219,552    $ 76,182,248
Munder Intermediate Bond Fund .......................   564,481,101     556,888,757
Munder U.S. Government Income Fund ..................   173,981,588     130,795,177

      At December 31, 1996, aggregate gross unrealized appreciation for all securities for which there was an excess of value over tax cost and aggregate gross unrealized depreciation for all securities for which there was an excess of tax cost over value for Federal income tax purposes was as follows:

                                                           Tax Basis        Tax Basis
                                                          Unrealized       Unrealized
                                                         Appreciation     Depreciation
                                                        --------------   --------------
Munder Bond Fund ....................................    $   975,684      $ 1,329,374
Munder Intermediate Bond Fund .......................      1,983,361        2,035,270
Munder International Bond Fund ......................        557,840          318,618
Munder U.S. Government Income Fund ..................      2,425,252        1,989,447
Munder Michigan Triple Tax-Free Bond Fund ...........        724,679          226,029
Munder Tax-Free Bond Fund ...........................      9,766,300           90,856
Munder Tax-Free Intermediate Bond Fund ..............      9,096,003          454,658

5. Geographic Concentration

      The Munder Tax-Free Intermediate Bond Fund and Munder Michigan Triple Tax-Free Bond Fund primarily invest in debt obligations issued by the State of Michigan and local governments in the State of Michigan, its political subdivisions, agencies and public authorities to obtain funds for various public purposes. The two Funds are more susceptible to factors adversely affecting issuers of Michigan municipal securities than is a municipal bond fund that is not concentrated in these issuers to the same extent. Economic changes affecting the state and certain of its public bodies and municipalities may affect the ability of issuers within the state to pay interest on or repay principal of municipal obligations held by these Funds.

      The Munder International Bond Fund primarily invests in foreign securities. Investing in securities of foreign companies and foreign governments involves special risks and considerations not typically associated with investing in U.S. companies and the U.S. government securities. These risks include revaluation of currencies and future adverse political and economic developments. Moreover, securities of many foreign companies and foreign governments and their markets may be less liquid and their prices more volatile than those of securities of U.S. companies and the U.S. government.

6. Organizational Costs

      Expenses incurred in connection with the organization of the Funds, including the fees and expenses of registering and qualifying their shares for distribution under Federal securities regulations, are being amortized on a straight-line basis over a period of 5 years from commencement of operations.






7. Capital Loss Carryforwards

      As determined at June 30, 1996, the following Funds had available for Federal income tax purposes, unused capital losses as follows:

                         Fund                               Amount        Expiration
                        -----                               -------       ----------
Munder Bond Fund ....................................   $    857,708         2002
                                                           3,450,654         2003
Munder Intermediate Bond Fund .......................      1,509,730         2002
                                                          10,362,763         2003
Munder Michigan Triple Tax-Free Bond Fund ...........         45,660         2003
Munder Cash Investment Fund .........................          3,561         1999
                                                               1,650         2000
Munder Tax-Free Money Market Fund ...................         14,500         1998
                                                              20,091         1999
                                                              57,257         2000
                                                              39,684         2001
                                                              15,088         2002
                                                              12,291         2003